Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Airlines, Inc. 6.575% (TSFR3M + 2.250%) due 04/20/2028 ~	$2,204	$2,204
Quikrete Holdings, Inc. 6.413% (TSFR1M + 2.250%) due 02/10/2032 ~	1,194	1,194
SkyMiles IP Ltd. 7.752% (TSFR3M + 3.750%) due 10/20/2027 ~	331	332

Total Loan Participations and Assignments (Cost $3,720)		3,730

CORPORATE BONDS & NOTES 42.3%
BANKING & FINANCE 28.9%
Aircastle Ltd. 5.950% due 02/15/2029	1,600	1,670
Ally Financial, Inc. 6.184% due 07/26/2035 •	1,600	1,651
American Assets Trust LP
3.375% due 02/01/2031	4,000	3,635
6.150% due 10/01/2034	4,550	4,633
Antares Holdings LP 6.500% due 02/08/2029	2,000	2,045
ARES Capital Corp. 2.875% due 06/15/2028	3,300	3,151
ARES Finance Co. II LLC 3.250% due 06/15/2030	4,950	4,678
ARES Management Corp. 5.600% due 10/11/2054	2,000	1,936
Athene Global Funding
5.380% due 01/07/2030	3,000	3,097
5.526% due 07/11/2031	5,000	5,158
Aviation Capital Group LLC 3.500% due 11/01/2027	1,300	1,278
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	2,696	2,593
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	5,000	5,319
Banco Santander SA
5.538% due 03/14/2030 •	10,000	10,361
6.033% due 01/17/2035	2,000	2,150
Bank of America Corp.
5.468% due 01/23/2035 •	25,300	26,434
5.511% due 01/24/2036 •	15,000	15,686
Barclays PLC
2.894% due 11/24/2032 •	6,900	6,220
6.692% due 09/13/2034 •	4,100	4,538
BGC Group, Inc. 6.600% due 06/10/2029	3,750	3,902
BNP Paribas SA
1.904% due 09/30/2028 •	8,000	7,630
4.500% due 02/25/2030 •(d)(e)	900	825
4.625% due 02/25/2031 •(d)(e)	1,900	1,737
5.738% due 02/20/2035 •(h)	7,500	7,891
Brookfield Finance, Inc. 6.350% due 01/05/2034	2,500	2,733
CaixaBank SA
6.037% due 06/15/2035 •	3,000	3,190
6.840% due 09/13/2034 •	5,000	5,574
Cantor Fitzgerald LP 7.200% due 12/12/2028	8,700	9,298
Capital One Financial Corp. 7.964% due 11/02/2034 •	3,000	3,548
CI Financial Corp. 3.200% due 12/17/2030	3,200	2,873
Citadel Finance LLC 5.900% due 02/10/2030	3,000	3,045
Citadel LP 6.375% due 01/23/2032	3,000	3,177
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030	2,500	2,567
Citigroup, Inc. 3.785% due 03/17/2033 •	2,000	1,901

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

Cooperatieve Rabobank UA 5.710% due 01/21/2033 •		3,500	3,683
Credit Agricole SA 5.862% due 01/09/2036 •		3,000	3,156
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		10,000	1,300
Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,988
5.200% due 09/01/2034		6,000	6,067
Deloitte LLP
5.690% due 01/30/2037 «(g)		700	716
5.790% due 01/30/2040 «(g)		1,200	1,221
Deutsche Bank AG
3.729% due 01/14/2032 •		1,200	1,126
5.403% due 09/11/2035 •		5,000	5,100
5.625% due 05/19/2031 •	EUR	200	238
6.819% due 11/20/2029 •		$6,000	6,419
Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	222
5.750% due 05/20/2035		$4,000	4,150
6.500% due 05/20/2055		2,100	2,260
First American Financial Corp. 4.000% due 05/15/2030		3,850	3,724
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	394
4.950% due 05/28/2027		5,000	4,994
6.125% due 03/08/2034		4,150	4,172
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		4,700	4,930
GA Global Funding Trust 5.900% due 01/13/2035		4,900	5,092
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	1,084
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,278	3,177
5.300% due 01/15/2029		3,150	3,210
6.250% due 09/15/2054		2,500	2,520
Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		15,000	15,665
5.851% due 04/25/2035 •		19,700	20,997
Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,856
6.000% due 07/15/2029		1,000	1,022
Golub Capital Private Credit Fund 5.875% due 05/01/2030		1,500	1,527
Host Hotels & Resorts LP 5.500% due 04/15/2035		7,650	7,707
HSBC Holdings PLC 5.875% due 09/28/2026 •(d)(e)	GBP	11,800	15,919
Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	86
3.950% due 11/01/2027		100	96
4.650% due 04/01/2029		400	373
5.950% due 02/15/2028		200	197
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		5,000	5,204
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,133
5.350% due 06/01/2034 •		17,000	17,719
5.766% due 04/22/2035 •		4,900	5,223
KBC Group NV 6.324% due 09/21/2034 •		3,000	3,283
Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,771
4.750% due 12/15/2028		400	403
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,830
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,261
Maple Grove Funding Trust I 4.161% due 08/15/2051		8,000	5,641
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,096
Morgan Stanley
0.000% due 04/02/2032 þ(g)		7,000	5,057
5.320% due 07/19/2035 •		2,500	2,581
5.587% due 01/18/2036 •		10,000	10,475
5.831% due 04/19/2035 •		14,300	15,250
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		3,000	2,817
NMI Holdings, Inc. 6.000% due 08/15/2029		6,000	6,209
Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)		5,850	5,450
6.625% due 03/26/2026 •(d)(e)		5,000	5,032

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

Prologis LP 4.200% due 02/15/2033	CAD	3,000	2,205
Sammons Financial Group, Inc.
3.350% due 04/16/2031		$3,000	2,777
6.875% due 04/15/2034		5,800	6,392
Sixth Street Lending Partners 5.750% due 01/15/2030		3,100	3,152
SMBC Aviation Capital Finance DAC 5.450% due 05/03/2028		3,600	3,692
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		1,700	1,744
Synchrony Financial 3.950% due 12/01/2027		1,100	1,088
Tesco Property Finance 3 PLC 5.744% due 04/13/2040	GBP	560	750
Tesco Property Finance 4 PLC 5.801% due 10/13/2040		6,224	8,336
Tesco Property Finance 6 PLC 5.411% due 07/13/2044		171	221
UBS Group AG
6.301% due 09/22/2034 •		$10,326	11,278
6.537% due 08/12/2033 •		10,000	11,034
Ventas Realty LP 5.000% due 01/15/2035		3,000	3,004
VICI Properties LP 5.750% due 04/01/2034		3,000	3,119
Wells Fargo & Co.
3.350% due 03/02/2033 •		8,000	7,449
5.211% due 12/03/2035 •		20,000	20,443
5.499% due 01/23/2035 •(h)		15,400	16,069

			519,700

INDUSTRIALS 9.6%
Adventist Health System 4.742% due 12/01/2030		1,000	1,001
Air Canada Pass-Through Trust 3.750% due 06/15/2029		1,698	1,666
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,067	2,072
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,639	1,589
3.375% due 11/01/2028		4,284	4,216
3.575% due 07/15/2029		1,544	1,515
3.650% due 08/15/2030		2,069	2,014
3.700% due 04/01/2028		1,912	1,901
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		1,025	1,026
5.750% due 04/20/2029		1,700	1,708
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		6,900	6,877
Bayer U.S. Finance LLC 6.875% due 11/21/2053		3,500	3,813
Boeing Co.
6.298% due 05/01/2029		2,000	2,123
6.528% due 05/01/2034		1,900	2,102
6.858% due 05/01/2054		8,200	9,360
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,200	2,085
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125% due 07/01/2049		2,000	1,655
Conagra Brands, Inc. 5.750% due 08/01/2035		3,100	3,158
DR Horton, Inc. 5.000% due 10/15/2034		5,500	5,565
Elevance Health, Inc. 5.200% due 02/15/2035		3,000	3,059
Energy Transfer LP
5.600% due 09/01/2034		4,100	4,210
5.700% due 04/01/2035		4,000	4,133
6.200% due 04/01/2055		4,000	4,027
Eni SpA 5.500% due 05/15/2034		1,600	1,647
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,987
Greensaif Pipelines Bidco SARL 6.103% due 08/23/2042		$4,500	4,737
Harbour Energy PLC 6.327% due 04/01/2035		1,400	1,438
HCA, Inc.
5.450% due 09/15/2034		2,750	2,822
6.200% due 03/01/2055		1,000	1,033
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	3,931
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	4,164

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

Las Vegas Sands Corp. 3.500% due 08/18/2026	4,750	4,713
MSCI, Inc.
3.250% due 08/15/2033	300	268
3.625% due 09/01/2030	200	191
NetApp, Inc. 5.700% due 03/17/2035	3,400	3,556
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,900	2,847
4.810% due 09/17/2030	700	660
Oracle Corp.
5.500% due 08/03/2035	7,500	7,721
6.000% due 08/03/2055	4,500	4,521
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,600	1,659
6.750% due 03/01/2033	500	520
Smith & Nephew PLC 5.400% due 03/20/2034	4,000	4,132
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	245	233
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	3,800	3,560
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,784	3,478
2.875% due 04/07/2030	1,310	1,249
3.450% due 01/07/2030	1,300	1,250
4.000% due 10/11/2027	797	795
5.875% due 04/15/2029	4,462	4,590
United Airlines, Inc. 4.625% due 04/15/2029	1,000	985
UnitedHealth Group, Inc. 5.150% due 07/15/2034	5,000	5,134
Vale Overseas Ltd. 6.400% due 06/28/2054	2,000	2,058
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	4,800	4,534
Venture Global LNG, Inc. 7.000% due 01/15/2030	6,800	7,041
Viper Energy Partners LLC 5.700% due 08/01/2035	1,200	1,221
Vmed O2 U.K. Financing I PLC 4.750% due 07/15/2031	6,000	5,651
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030	1,300	1,249
Woodside Finance Ltd.
5.700% due 05/19/2032	1,400	1,454
5.700% due 09/12/2054	4,600	4,410

		173,314

UTILITIES 3.8%
AES Corp. 5.800% due 03/15/2032	6,250	6,474
Black Hills Corp. 6.000% due 01/15/2035	3,000	3,196
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,500	2,478
Dominion Energy, Inc. 3.300% due 04/15/2041	2,500	1,912
E.ON International Finance BV 6.650% due 04/30/2038	1,300	1,443
Edison International 5.750% due 06/15/2027	1,050	1,063
Electricite de France SA 6.000% due 04/22/2064	5,500	5,444
NiSource, Inc. 1.700% due 02/15/2031	8,200	7,126
ONEOK, Inc.
4.750% due 10/15/2031	4,600	4,604
5.050% due 11/01/2034	4,700	4,637
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,741
3.750% due 07/01/2028	1,800	1,769
3.950% due 12/01/2047	2,400	1,796
4.300% due 03/15/2045	700	562
4.500% due 07/01/2040	1,800	1,567
4.550% due 07/01/2030	3,400	3,378
5.250% due 03/01/2052	2,000	1,781
6.700% due 04/01/2053	5,000	5,353
PacifiCorp 4.150% due 02/15/2050	1,800	1,403
Puget Energy, Inc. 5.725% due 03/15/2035	2,500	2,583
Southern California Edison Co.
4.000% due 04/01/2047	3,700	2,803
4.650% due 10/01/2043	200	171

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

Toledo Edison Co. 2.650% due 05/01/2028	4,584	4,353

		68,637

Total Corporate Bonds & Notes (Cost $754,943)		761,651

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,200	943
3.850% due 06/01/2050	2,860	2,607
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029	2,515	2,353

		5,903

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	782	853

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	6,025	5,498

Total Municipal Bonds & Notes (Cost $12,741)		12,254

U.S. GOVERNMENT AGENCIES 52.3%
Federal Home Loan Mortgage Corp.
4.000% due 09/01/2048	203	195
4.500% due 06/01/2053 - 10/01/2053	7,996	7,784
5.000% due 07/01/2053 - 01/01/2054	71,375	71,100
5.500% due 10/01/2053 - 01/01/2054	1,745	1,764
6.500% due 01/01/2038	11	12
Federal National Mortgage Association
4.500% due 08/01/2039 - 07/01/2053	19,344	18,851
5.000% due 11/01/2053	19,028	18,944
5.500% due 11/01/2053	2,515	2,544
6.500% due 02/01/2054	9,796	10,154
Government National Mortgage Association, TBA
2.500% due 11/01/2055	77,400	66,651
6.000% due 10/01/2055	102,000	103,751
Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055	106,384	103,151
5.000% due 11/01/2055	80,000	79,295
5.500% due 11/01/2055	201,300	202,840
6.000% due 11/01/2055	201,000	205,316
6.500% due 11/01/2055	47,000	48,604

Total U.S. Government Agencies (Cost $940,445)		940,956

U.S. TREASURY OBLIGATIONS 20.6%
U.S. Treasury Bonds
4.625% due 02/15/2055	30,000	29,498
4.750% due 08/15/2055	46,900	47,069
U.S. Treasury Inflation Protected Securities (c)
0.500% due 01/15/2028 (j)(l)	65,480	64,733
1.750% due 01/15/2034	127,262	127,909
2.125% due 01/15/2035	98,572	101,509

Total U.S. Treasury Obligations (Cost $362,203)		370,718

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
AG Trust 6.166% due 07/15/2041 •	4,181	4,202
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~	1,805	1,538
Atrium Hotel Portfolio Trust 5.378% due 12/15/2036 •	1,587	1,563
Banc of America Funding Trust 4.971% due 01/20/2047 ~	14	12
Bank5
5.769% due 06/15/2057	2,835	2,961
5.788% due 06/15/2057	5,700	5,946
Bear Stearns ALT-A Trust 4.511% due 02/25/2036 ~	212	150
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	6	5
5.862% due 10/25/2033 ~	4	4
Benchmark Mortgage Trust 6.363% due 07/15/2056 ~	6,500	6,818
BMO Mortgage Trust
5.462% due 02/15/2057	3,500	3,603

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

5.857% due 02/15/2057		2,250	2,358
BSST Mortgage Trust 5.451% due 02/15/2037 •		300	265
BX Commercial Mortgage Trust
5.140% due 01/17/2039 •		5,000	4,999
5.185% due 12/15/2038 •		3,255	3,254
CHL Mortgage Pass-Through Trust 4.912% due 03/25/2035 •		40	38
Citigroup Mortgage Loan Trust, Inc.
6.000% due 09/25/2035 •		17	18
6.190% due 09/25/2035 •		7	7
COMM Mortgage Trust 5.565% due 12/15/2038 •		7,974	7,871
Countrywide Alternative Loan Trust
4.672% due 05/25/2036 •		25	21
6.000% due 08/25/2034		1,800	1,861
CSMC Trust
3.869% due 02/25/2061 ~		1,989	1,980
4.209% due 07/27/2061 ~		3,824	3,809
4.991% due 08/25/2067 ~		1,177	1,174
DC Commercial Mortgage Trust 6.314% due 09/12/2040		1,100	1,140
DSLA Mortgage Loan Trust
4.988% due 08/19/2045 •		259	232
5.104% due 07/19/2044 ~		142	135
Eurosail-U.K. PLC 5.055% due 06/13/2045 •	GBP	323	435
GreenPoint MTA Trust 4.732% due 06/25/2045 •		$569	452
GS Mortgage Securities Corp. Trust 5.397% due 07/15/2035 •		1,298	883
GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		31	29
5.880% due 03/25/2033 •		2	2
6.363% due 09/25/2035 ~		5	5
HarborView Mortgage Loan Trust
4.628% due 01/19/2038 •		58	52
4.930% due 06/20/2035 •		95	91
HomeBanc Mortgage Trust 4.792% due 01/25/2036 •		112	110
JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •		976	963
5.614% due 12/15/2036 •		100	50
JP Morgan Mortgage Trust
5.583% due 02/25/2035 ~		3	3
5.945% due 11/25/2033 ~		3	3
6.262% due 07/25/2035 ~		45	45
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ		2,085	2,087
LUX 6.841% due 08/15/2040 •		4,500	4,559
MFA Trust
1.381% due 04/25/2065 ~		469	460
1.947% due 04/25/2065 ~		477	468
Morgan Stanley Capital I Trust 2.509% due 04/05/2042 ~		5,000	4,420
Morgan Stanley Mortgage Loan Trust 5.010% due 08/25/2034 ~		106	102
Natixis Commercial Mortgage Securities Trust 5.365% due 08/15/2038 •		1,114	1,072
OBX Trust 6.567% due 06/25/2063 þ		1,509	1,521
OPEN Trust 7.239% due 11/15/2040 •		728	730
RALI Trust 4.692% due 04/25/2046 •		700	174
RCKT Mortgage Trust
5.582% due 12/25/2044 þ		2,065	2,089
6.808% due 09/25/2043 ~		514	520
SMRT Commercial Mortgage Trust 5.151% due 01/15/2039 •		2,900	2,897
Structured Adjustable Rate Mortgage Loan Trust 6.336% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments II Trust 4.892% due 09/25/2045 •		155	146
Towd Point Mortgage Trust 5.272% due 10/25/2059 •		2,009	2,012
Verus Securitization Trust 6.665% due 09/25/2068 þ		5,939	6,012
WaMu Mortgage Pass-Through Certificates Trust
4.892% due 01/25/2045 •		14	14
5.012% due 11/25/2034 •		239	232
5.153% due 02/25/2046 •		209	192
Warwick Finance Residential Mortgages Number Three PLC 4.937% due 12/21/2049 •	GBP	313	422

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039		$2,600	2,507
Wells Fargo Mortgage-Backed Securities Trust 6.241% due 10/25/2037 ~		1,144	1,126

Total Non-Agency Mortgage-Backed Securities (Cost $92,834)			92,856

ASSET-BACKED SECURITIES 11.2%
AUTOMOBILE ABS OTHER 0.3%
Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		2,300	2,339
6.400% due 03/17/2031		2,300	2,379

			4,718

AUTOMOBILE SEQUENTIAL 0.6%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,500	7,885
Octane Receivables Trust 6.440% due 03/20/2029		1,374	1,383
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028		1,408	1,414

			10,682

CMBS OTHER 0.4%
ACREC Ltd. 5.400% due 10/16/2036 •		645	645
Arbor Realty Commercial Real Estate Notes Ltd. 5.615% due 11/15/2036 •		3,888	3,898
Starwood Ltd. 5.450% due 04/18/2038 •		3,493	3,504

			8,047

HOME EQUITY OTHER 1.1%
ACE Securities Corp. Home Equity Loan Trust 5.052% due 04/25/2034 •		188	179
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.187% due 01/25/2035 •		837	857
5.292% due 01/25/2035 •		1,269	1,249
Centex Home Equity Loan Trust 5.232% due 10/25/2035 •		2,190	2,193
GSAMP Trust 5.052% due 07/25/2045 •		304	305
Merrill Lynch Mortgage Investors Trust 4.512% due 02/25/2037 •		132	37
Morgan Stanley ABS Capital I, Inc. Trust 5.522% due 07/25/2037 •		7,000	6,160
Residential Asset Securities Corporation Trust
4.992% due 01/25/2036 •		1,051	1,043
5.232% due 08/25/2035 •		1,840	1,830
Securitized Asset-Backed Receivables LLC Trust 5.052% due 02/25/2034 •		4,710	4,917
Structured Asset Investment Loan Trust 4.977% due 03/25/2034 •		943	990

			19,760

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.992% due 04/25/2037 •		84	22

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 6.530% due 02/01/2031 ~		532	482

OTHER ABS 8.8%
AASET MT-1 Ltd. 5.522% due 02/16/2050		4,910	4,971
AASET Trust 2.798% due 01/15/2047		4,306	4,063
APL Finance DAC 7.000% due 07/21/2031		314	315
Atlas Senior Loan Fund XII Ltd. 5.760% due 10/24/2031 •		1,197	1,198
Aurium CLO III DAC 2.922% due 04/16/2030 •	EUR	2,611	3,069
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •		$6,200	6,231
BlueMountain EUR CLO DAC 2.856% due 04/15/2034 •	EUR	6,000	7,043

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

BlueMountain Fuji EUR CLO V DAC 2.936% due 01/15/2033 •		7,340	8,626
BNPP AM Euro CLO DAC 2.626% due 04/15/2031 •		1,797	2,109
Cairn CLO VII DAC 2.696% due 01/31/2030 •		3,555	4,175
CARS-DB7 LP 5.750% due 09/15/2053		$6,563	6,618
CVC Cordatus Loan Fund VII DAC 2.644% due 09/15/2031 •	EUR	2,549	2,989
DataBank Issuer II LLC 5.180% due 09/27/2055		$3,000	3,009
Domino's Pizza Master Issuer LLC 5.217% due 07/25/2055		11,500	11,629
ECAF I Ltd.
3.473% due 06/15/2040		51	44
4.947% due 06/15/2040		148	134
ECMC Group Student Loan Trust 5.221% due 02/27/2068 •		3,749	3,736
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		5,981	5,988
Harvest CLO XVI DAC 2.666% due 10/15/2031 •	EUR	3,757	4,415
Home Partners of America Trust 2.200% due 01/17/2041		$2,230	2,074
MACH 1 Cayman Ltd. 3.474% due 10/15/2039		418	413
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •	EUR	2,174	2,555
METAL LLC 4.581% due 10/15/2042		$1,493	1,008
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		3,300	3,305
Navient Private Education Refi Loan Trust 2.600% due 08/15/2068		1,510	1,461
Nelnet Student Loan Trust 0.000% due 06/22/2065 •		2,820	2,824
OCP Euro CLO DAC 3.300% due 10/20/2039 •	EUR	6,300	7,419
OZLM VI Ltd. 5.452% due 04/17/2031 •		$6,830	6,834
Pagaya AI Debt Trust
5.373% due 01/17/2033		700	706
6.660% due 07/15/2031		295	297
Palmer Square European Loan Funding DAC 2.746% due 10/15/2031 •	EUR	1,569	1,843
Progress Residential Trust 2.393% due 12/17/2040		$1,750	1,659
QTS Issuer ABS II LLC 5.044% due 10/05/2055		2,500	2,514
Slam Ltd. 5.807% due 05/15/2050		7,055	7,253
SMB Private Education Loan Trust 6.172% due 10/16/2056 •		1,448	1,479
Stonepeak ABS 2.301% due 02/28/2033		538	520
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		18,800	18,875
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035 •		6,600	6,627
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	2,750	3,225
Toro European CLO 6 DAC 2.921% due 01/12/2032 •		2,170	2,551
VB-S1 Issuer LLC 3.706% due 02/15/2057		$2,000	1,842
Wave LLC 3.597% due 09/15/2044		1,194	1,155

			158,801

Total Asset-Backed Securities (Cost $202,236)			202,512

SOVEREIGN ISSUES 6.4%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		23,100	23,465
Mexico Government International Bonds
6.875% due 05/13/2037		4,000	4,324
7.375% due 05/13/2055		1,700	1,871
Peru Government International Bonds
5.400% due 08/12/2034	PEN	14,900	4,157
6.150% due 08/12/2032		3,000	916
6.850% due 08/12/2035		98,600	30,035
Province of Ontario
3.650% due 06/02/2033	CAD	100	73
3.800% due 12/02/2034		15,200	11,071

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

Province of Quebec
3.600% due 09/01/2033		600	437
4.450% due 09/01/2034		7,000	5,361
Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	606,300	34,491

Total Sovereign Issues (Cost $109,384)			116,201

		SHARES
PREFERRED SECURITIES 1.4%
BANKING & FINANCE 1.4%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(d)		4,700,000	4,667
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)		5,000,000	4,703
5.000% due 12/01/2027 •(d)		5,000,000	4,923
CoBank ACB
4.250% due 01/01/2027 •(d)		2,000,000	1,947
6.450% due 10/01/2027 •(d)		5,500,000	5,550
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(d)		2,700,000	2,835
MetLife Capital Trust IV 7.875% due 12/15/2067		600,000	672

Total Preferred Securities (Cost $25,420)			25,297

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (f)		549,503	550

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.073% due 10/02/2025 - 01/27/2026 (a)(b)		$2,086	2,073

Total Short-Term Instruments (Cost $2,622)			2,623

Total Investments in Securities (Cost $2,506,548)			2,528,798

		SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III		8,241,040	80,259

Total Short-Term Instruments (Cost $80,254)			80,259

Total Investments in Affiliates (Cost $80,254)			80,259

Total Investments 144.9% (Cost $2,586,802)			$2,609,057
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $(2,979))			1,000
Other Assets and Liabilities, net (45.0)%			(809,910)

Net Assets 100.0%			$1,800,147

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP	5.690%	01/30/2037	10/30/2024	$700	$716	0.04%
Deloitte LLP	5.790	01/30/2040	10/30/2024	1,200	1,221	0.07
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,287	5,057	0.28

$8,187	$6,994	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	3.500%	09/19/2025	TBD(2)	$(3,196)	$(3,200)
BRC	4.050	09/19/2025	TBD(2)	(9,031)	(9,043)

Total Reverse Repurchase Agreements	$(12,243)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2055	$48,000	$(44,016)	$(43,847)

Total Short Sales (2.4)%	$(44,016)	$(43,847)

(h)	Securities with an aggregate market value of $12,548 and cash of $100 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(28,186) at a weighted average interest rate of 4.356%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2025	1,030	$90,633	$1,880	$407	$0
Long Guilt December Futures	12/2025	412	50,334	83	216	(28)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

U.S. Treasury 2-Year Note December Futures	12/2025	856	178,389	89	94	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,673	188,213	944	0	(26)

$2,996	$717	$(54)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Ultra Treasury 10-Year Note December Futures	12/2025	3,766	$(433,384)	$(4,554)	$235	$0

Total Futures Contracts	$(1,558)	$952	$(54)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

ZF Europe Finance BV	5.000%	Quarterly	12/20/2029	3.496%	EUR	100	$7	$0	$7	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025	$175,700	$130	$1,374	$1,504	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031	58,500	0	656	656	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031	194,300	0	2,155	2,155	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	10,000	(55)	(27)	(82)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	5,700	(20)	18	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	5,700	(21)	44	23	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	5,700	(21)	39	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	5,700	(21)	24	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	4,000	(16)	17	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	5,700	(21)	5	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	5,700	(22)	62	40	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	5,700	(21)	57	36	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	2,850	(14)	96	82	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	5,100	(23)	166	143	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	10,100	(44)	298	254	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	11,500	38	(100)	(62)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	90,700	40	(2,623)	(2,583)	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035	131,543	(2,318)	1,493	(825)	0	(6)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	76,900	(577)	(2,445)	(3,022)	0	(146)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	400	0	(3)	(3)	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	300	0	(3)	(3)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	7,100	0	21	21	0	(15)

$(2,986)	$1,324	$(1,662)	$3	$(281)

Total Swap Agreements	$(2,979)	$1,324	$(1,655)	$3	$(281)

(j)

Securities with an aggregate market value of $39,060 and cash of $4,166 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	AUD	19,578		$12,666	$0	$(289)
	10/2025	EUR	37,565		43,814	0	(289)
	10/2025		$3,818	AUD	5,813	29	0
	10/2025		32,935	CAD	45,820	0	(10)
	11/2025	AUD	5,813		$3,819	0	(29)
	11/2025	CAD	45,747		32,935	10	0
BOA	10/2025		$651	ILS	2,189	10	0
	10/2025		1,913	INR	169,235	0	(9)
	10/2025		823	KRW	1,139,219	0	(10)
	10/2025		809	NZD	1,406	6	0
	10/2025		286	PLN	1,031	0	(3)
	11/2025	NZD	1,406		$810	0	(6)
	11/2025		$269	ILS	898	3	0
	11/2025	ZAR	8,330		$477	0	(4)
BPS	10/2025	BRL	9,411		1,769	1	0
	10/2025	CNH	19,305		2,711	1	0
	10/2025	IDR	57,682,649		3,492	35	(4)
	10/2025	INR	94,013		1,067	9	0
	10/2025	TWD	174,899		5,824	85	(7)
	10/2025		$1,720	BRL	9,411	48	0
	10/2025		4,391	IDR	72,505,004	0	(41)
	10/2025		4,046	KRW	5,592,399	0	(58)
	10/2025		6,399	PLN	23,274	6	(3)
	11/2025	IDR	11,363,730		$680	0	(2)
	11/2025	INR	68,537		770	0	(1)
	11/2025	KRW	588,763		420	0	0
	11/2025		$801	ILS	2,691	12	0
	12/2025	TWD	20,113		$670	7	0
	12/2025		$615	IDR	10,344,424	5	0
	12/2025		160	MXN	2,968	1	0
BRC	10/2025	CHF	3,376		$4,230	0	(11)
	10/2025	IDR	439,686		27	0	0
	10/2025		$4,464	CHF	3,580	33	0
	10/2025		7	NOK	67	0	0
	10/2025		450	PLN	1,645	3	0
	10/2025		120	TRY	5,203	2	0
	11/2025	AUD	15,740		$10,405	0	(15)
	11/2025	NOK	67		7	0	0
	11/2025		$4,230	CHF	3,363	11	0
	11/2025		23,174	TRY	1,009,023	274	0
	11/2025	ZAR	80,673		$4,582	0	(74)
BSH	10/2025		$239	NZD	412	0	0
	11/2025	NZD	412		$239	0	0
	12/2025	MXN	6,417		337	0	(11)
	12/2025	PEN	78,678		22,086	0	(531)
CBK	10/2025	AUD	988		645	0	(9)
	10/2025	BRL	13,388		2,517	2	0
	10/2025	CAD	53		38	0	0
	10/2025	CNH	728		102	0	0
	10/2025	IDR	33,258,240		2,015	23	(3)
	10/2025	INR	115,350		1,299	1	0
	10/2025	NOK	520		51	0	(1)
	10/2025	PEN	14,553		4,164	0	(26)
	10/2025	SGD	7,283		5,674	27	0
	10/2025	THB	4,261		132	0	0
	10/2025	TWD	234,999		7,930	208	0
	10/2025		$2,422	BRL	13,388	93	0
	10/2025		1,307	IDR	21,491,253	0	(17)
	10/2025		7,089	INR	623,233	0	(76)
	10/2025		660	NOK	6,585	0	0
	10/2025		1,697	SEK	16,105	13	0
	10/2025		19,672	SGD	25,384	7	0
	10/2025		2,869	TWD	87,318	2	(3)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

	10/2025	ZAR	20,011		$1,155	0	(3)
	11/2025	NOK	6,583		660	0	0
	11/2025	SGD	25,319		19,672	0	(7)
	11/2025		$38	CAD	53	0	0
	11/2025		576	ILS	1,931	7	0
	11/2025		1,299	INR	115,576	0	(1)
	12/2025	TWD	53,954		$1,785	5	0
	12/2025		$636	IDR	10,683,209	5	0
	01/2026	TWD	32,712		$1,084	2	0
DUB	10/2025	CNH	41,368		5,818	12	0
	10/2025	IDR	23,159,610		1,413	24	0
	10/2025	INR	187,372		2,109	1	0
	10/2025	KRW	2,391,294		1,725	19	0
	10/2025		$1,260	ILS	4,304	40	0
	10/2025		4,386	INR	387,843	0	(22)
	11/2025	ILS	4,302		$1,260	0	(39)
	11/2025	INR	16,806		189	0	0
	11/2025		$2,109	INR	187,744	0	(1)
	11/2025	ZAR	194,808		$11,129	0	(112)
GLM	10/2025	BRL	114,859		21,523	0	(58)
	10/2025	CHF	152		190	0	(1)
	10/2025	CNH	2,909		409	1	0
	10/2025	IDR	10,644,979		638	0	0
	10/2025	SGD	282		220	1	0
	10/2025		$20,616	BRL	114,859	968	(3)
	10/2025		1,331	IDR	22,006,250	0	(11)
	10/2025		1,532	INR	134,428	0	(19)
	11/2025		150	ILS	501	1	0
	12/2025	IDR	324,203		$19	0	0
	12/2025	MXN	1,682		89	0	(2)
	12/2025		$614	IDR	10,258,222	2	0
	01/2026		21,523	BRL	117,338	36	0
IND	10/2025	AUD	987		$645	0	(8)
	12/2025	PEN	22,216		6,218	0	(168)
JPM	10/2025	CAD	47,312		34,236	239	0
	10/2025	IDR	46,507,220		2,786	0	(5)
	10/2025	KRW	4,138,828		2,985	33	0
	10/2025	SGD	1,351		1,051	4	0
	10/2025		$1,373	GBP	1,021	1	0
	10/2025		4,195	IDR	69,713,211	4	(15)
	10/2025		688	ILS	2,311	9	0
	10/2025		296	PLN	1,090	3	0
	10/2025		341	TWD	10,344	0	(1)
	11/2025	ZAR	172,509		$9,842	0	(113)
MBC	10/2025	CAD	25		18	0	0
	10/2025	CHF	161		202	0	0
	10/2025	CNH	21,051		2,962	7	0
	10/2025	EUR	606		718	7	0
	10/2025	IDR	2,308,775		140	2	0
	10/2025	KRW	6,224,695		4,464	25	0
	10/2025	SEK	19,738		2,059	0	(38)
	10/2025	SGD	16,168		12,617	83	0
	10/2025	THB	10,062		312	2	0
	10/2025		$907	CHF	714	0	(10)
	10/2025		2,099	CNH	14,949	0	0
	10/2025		1,525	EUR	1,290	0	(10)
	10/2025		3,178	KRW	4,436,802	0	(13)
	10/2025		7	NOK	68	0	0
	10/2025		590	THB	19,101	0	0
	11/2025	CNH	14,913		$2,099	0	0
	11/2025	NOK	68		7	0	0
	11/2025		$1,092	GBP	812	1	0
	11/2025		162	ILS	539	1	0
MYI	10/2025	CNH	21,253		$2,987	4	0
	10/2025	IDR	9,339,979		567	7	0
	10/2025	JPY	918		6	0	0
	10/2025		$1,168	CAD	1,613	0	(9)
	10/2025		0	NOK	2	0	0
	10/2025		2,223	PLN	8,046	0	(9)
	10/2025		1,444	TWD	43,518	0	(15)
	11/2025	NOK	2		$0	0	0
	11/2025		$6	JPY	915	0	0
	12/2025	TWD	43,235		$1,444	18	0
SCX	10/2025	CNH	31,621		4,450	12	0
	10/2025	IDR	15,576,464		933	0	(2)
	10/2025	INR	135,639		1,526	0	(1)
	10/2025	PEN	3,208		916	0	(7)
	10/2025	SGD	280		220	2	0
	10/2025	TWD	138,939		4,689	124	0
	10/2025		$22,733	GBP	16,995	124	0
	10/2025		1,314	IDR	21,610,377	0	(18)
	10/2025		4,262	INR	376,205	0	(28)
	11/2025	GBP	16,995		$22,737	0	(124)
	11/2025		$1,337	INR	119,082	1	0
	11/2025		15	SGD	20	0	0
	12/2025		933	IDR	15,615,832	3	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

SOG	10/2025	JPY	1,999		$13	0	0
	10/2025	NZD	1,818		1,059	5	0
	10/2025		$43,372	EUR	36,881	0	(72)
	10/2025		21	JPY	3,048	0	0
	10/2025		22	NOK	223	0	0
	11/2025	EUR	36,881		$43,459	72	0
	11/2025	NOK	223		22	0	0
	11/2025		$13	JPY	1,992	0	0
SSB	10/2025	GBP	18,016		$24,284	54	0
	11/2025		$759	CHF	604	2	0
UAG	10/2025	CAD	43		$31	0	0
	10/2025	ILS	9,237		2,769	0	(20)
	10/2025	NOK	6,425		631	0	(12)
	10/2025		$126	ILS	432	4	0
	10/2025		115	INR	10,159	0	(1)
	10/2025		2,355	PLN	8,544	0	(5)
	10/2025		590	THB	19,094	0	0
	10/2025		1,158	ZAR	20,010	0	0
	10/2025	ZAR	20,019		$1,158	0	0
	11/2025	ILS	432		126	0	(4)
	11/2025	ZAR	87,752		4,978	0	(86)
	12/2025		$2,521	MXN	47,495	51	0

Total Forward Foreign Currency Contracts						$2,995	$(2,615)

(l)

Securities with an aggregate market value of $1,348 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments			$0		$3,730	$0	$3,730
Corporate Bonds & Notes
Banking & Finance			0		517,763	1,937	519,700
Industrials			0		173,314	0	173,314
Utilities			0		68,637	0	68,637
Municipal Bonds & Notes
California			0		5,903	0	5,903
Illinois			0		853	0	853
West Virginia			0		5,498	0	5,498
U.S. Government Agencies			0		940,956	0	940,956
U.S. Treasury Obligations			0		370,718	0	370,718
Non-Agency Mortgage-Backed Securities			0		92,856	0	92,856
Asset-Backed Securities
Automobile ABS Other			0		4,718	0	4,718
Automobile Sequential			0		10,682	0	10,682
CMBS Other			0		8,047	0	8,047
Home Equity Other			0		19,760	0	19,760
Home Equity Sequential			0		22	0	22
Manufacturing House Sequential			0		482	0	482
Other ABS			0		158,801	0	158,801
Sovereign Issues			0		116,201	0	116,201
Preferred Securities
Banking & Finance			0		25,297	0	25,297
Short-Term Instruments
Mutual Funds			0		550	0	550
U.S. Treasury Bills			0		2,073	0	2,073

			$0		$2,526,861	$1,937	$2,528,798
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$80,259		$0	$0	$80,259

Total Investments			$80,259		$2,526,861	$1,937	$2,609,057

Short Sales, at Value - Liabilities
U.S. Government Agencies			$0		$(43,847)	$0	$(43,847)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			623		332	0	955
Over the counter			0		2,995	0	2,995

			$623		$3,327	$0	$3,950
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(28)		(307)	0	(335)
Over the counter			0		(2,615)	0	(2,615)

			$(28)		$(2,922)	$0	$(2,950)

Total Financial Derivative Instruments			$595		$405	$0	$1,000

Totals			$80,854		$2,483,419	$1,937	$2,566,210

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2025 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.8% ¤
CORPORATE BONDS & NOTES 30.2%
BANKING & FINANCE 12.5%
ABN AMRO Bank NV
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~	$500	$501
6.575% due 10/13/2026 •	300	300
American Honda Finance Corp. 4.927% due 03/08/2027 •(e)	900	902
American Tower Corp. 5.000% due 01/31/2030	200	205
Athene Global Funding
5.174% (SOFRINDX + 0.830%) due 01/07/2027 ~	800	802
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~	400	403
Avolon Holdings Funding Ltd. 5.500% due 01/15/2026	300	301
BPCE SA 6.612% due 10/19/2027 •	400	409
Ford Motor Credit Co. LLC 7.147% (SOFRRATE + 2.950%) due 03/06/2026 ~	500	504
Mizuho Financial Group, Inc. 5.361% (SOFRRATE + 1.080%) due 05/13/2031 ~(e)	1,000	1,002
National Bank of Canada 4.702% due 03/05/2027 •(e)	700	701
ORIX Corp. 4.650% due 09/10/2029 (e)	500	506
Societe Generale SA 1.488% due 12/14/2026 •	400	398

		6,934

INDUSTRIALS 13.0%
Arrow Electronics, Inc. 5.150% due 08/21/2029	300	307
Beignet 6.850% due 06/01/2049 «(a)	200	200
Berry Global, Inc.
1.570% due 01/15/2026	600	595
4.875% due 07/15/2026	280	280
BMW U.S. Capital LLC 4.975% (SOFRRATE + 0.710%) due 08/11/2027 ~(e)	1,000	1,005
Boeing Co. 2.196% due 02/04/2026	300	298
Broadcom, Inc. 3.459% due 09/15/2026	900	896
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	200	205
HCA, Inc.
5.000% due 03/01/2028	100	102
5.250% due 06/15/2026	500	501
5.375% due 09/01/2026	500	502
Las Vegas Sands Corp.
3.500% due 08/18/2026	600	595
5.900% due 06/01/2027	500	510
Rogers Communications, Inc. 3.200% due 03/15/2027	400	394
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	200	202
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027	300	303
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	300	304

		7,199

UTILITIES 4.7%
AES Corp. 1.375% due 01/15/2026	1,300	1,288
Evergy Kansas Central, Inc. 4.700% due 03/13/2028 (e)	600	608
ONEOK, Inc. 4.400% due 10/15/2029	300	300
Pacific Gas & Electric Co. 2.950% due 03/01/2026	100	99

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

Southern California Edison Co. 4.700% due 06/01/2027		300	301

			2,596

Total Corporate Bonds & Notes (Cost $16,698)			16,729

U.S. GOVERNMENT AGENCIES 52.3%
Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 (e)		1,056	941
5.226% due 04/25/2055 •(e)		654	655
5.250% due 10/25/2055 •		500	501
5.256% due 09/25/2054 •(e)		640	642
5.296% due 11/25/2054 •(e)		1,275	1,277
5.306% due 10/25/2054 - 08/25/2055 •		1,227	1,230
5.306% due 04/25/2055 •(e)		644	645
5.356% due 10/25/2052 - 06/25/2055 •		1,595	1,591
5.356% due 06/25/2055 •(e)		1,896	1,907
5.456% due 07/25/2055 •		193	194
5.506% due 12/25/2054 - 01/25/2055 •		932	936
5.506% due 03/25/2055 •(e)		749	752
5.556% due 01/25/2055 - 02/25/2055 •		541	544
5.606% due 05/25/2054 •		325	327
5.606% due 06/25/2055 •(e)		679	683
Federal National Mortgage Association REMICS
5.256% due 09/25/2054 - 03/25/2055 •(e)		2,031	2,034
5.356% due 05/25/2055 •		186	187
5.406% due 01/25/2055 •		451	452
5.456% due 06/25/2054 - 01/25/2055 •		876	878
5.506% due 01/25/2055 •		449	451
5.556% due 01/25/2055 •		180	181
5.606% due 11/25/2053 •		265	266
Government National Mortgage Association REMICS
4.700% due 10/20/2037 •		14	14
5.146% due 08/20/2061 •		1	1
5.289% due 06/20/2055 •		595	597
5.339% due 05/20/2055 •		198	199
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055		2,000	1,982
5.500% due 11/01/2055		3,200	3,225
6.000% due 11/01/2055		5,600	5,720

Total U.S. Government Agencies (Cost $29,101)			29,012

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2026		1,078	1,075
0.125% due 10/15/2026		236	235
2.125% due 04/15/2029		334	345

Total U.S. Treasury Obligations (Cost $1,639)			1,655

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.9%
AG Trust 6.166% due 07/15/2041 •		190	191
Banc of America Funding Trust 6.619% due 09/20/2034 ~		6	6
Bear Stearns ARM Trust
5.923% due 01/25/2034 ~		3	3
6.331% due 04/25/2033 ~		6	6
6.341% due 11/25/2034 ~		11	11
BWAY Mortgage Trust 5.515% due 09/15/2036 •		1,000	970
BX Trust 4.964% due 01/15/2034 •		128	128
Citigroup Mortgage Loan Trust, Inc.
5.000% due 05/25/2051 •		774	719
6.480% due 10/25/2035 •		1	1
Credit Suisse First Boston Mortgage Securities Corp.
5.683% due 06/25/2033 ~		4	4
6.500% due 04/25/2033		9	9
Extended Stay America Trust 5.344% due 07/15/2038 •		1,096	1,097
GCAT Trust
1.348% due 05/25/2066 ~		398	349
1.503% due 05/25/2066 ~		398	351
Gemgarto PLC 4.871% due 12/16/2067 •	GBP	90	121
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		$373	346
5.000% due 02/25/2052 •		1,087	1,009
GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		1	1
6.224% due 08/25/2033 •		3	3
Impac CMB Trust 4.912% due 03/25/2035 •		93	91

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 5.648% due 12/15/2031 •		276	275
JP Morgan Mortgage Trust
5.583% due 02/25/2035 ~		1	1
5.882% due 09/25/2034 ~		3	3
7.157% due 02/25/2034 ~		7	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.745% due 06/15/2030 •		2	2
5.137% due 10/20/2029 •		2	2
Merrill Lynch Mortgage Investors Trust
4.732% due 04/25/2029 •		1	1
5.457% due 02/25/2035 ~		38	36
MFA Trust
1.131% due 07/25/2060 ~		389	357
1.381% due 04/25/2065 ~		47	46
6.105% due 12/25/2068 þ		127	128
Morgan Stanley Mortgage Loan Trust 5.573% due 11/25/2034 ~		1	1
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		147	136
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		158	152
3.500% due 12/25/2057 ~		380	370
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •		1,000	997
OBX Trust 6.520% due 07/25/2063 þ		228	231
Prime Mortgage Trust 4.672% due 02/25/2034 •		1	1
Sequoia Mortgage Trust 10 5.010% due 10/20/2027 •		1	1
Sequoia Mortgage Trust 5 4.948% due 10/19/2026 •		13	13
Structured Asset Mortgage Investments II Trust 4.828% due 07/19/2034 •		7	7
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		3	2
4.908% due 09/19/2032 •		1	1
Thornburg Mortgage Securities Trust
4.912% due 09/25/2043 •		2	2
5.693% due 04/25/2045 ~		5	5
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		185	179
3.750% due 05/25/2058 ~		344	339
5.272% due 05/25/2058 •		212	217
5.272% due 10/25/2059 •		184	184
Verus Securitization Trust 5.712% due 01/25/2069 þ		177	178
WaMu Mortgage Pass-Through Certificates Trust
4.812% due 12/25/2045 •		50	51
4.852% due 10/25/2045 •		8	8
5.012% due 11/25/2034 •		19	19
5.072% due 06/25/2044 •		8	8
5.553% due 06/25/2042 •		2	1

Total Non-Agency Mortgage-Backed Securities (Cost $9,766)			9,377

ASSET-BACKED SECURITIES 30.2%
AUTOMOBILE ABS OTHER 1.9%
Cars Alliance Auto Loans Germany V 2.429% due 01/18/2036 •	EUR	465	547
FACT SA 2.580% due 09/22/2031 •		442	521

			1,068

AUTOMOBILE SEQUENTIAL 0.4%
ARI Fleet Lease Trust 4.590% due 03/15/2034		$200	201

CMBS OTHER 0.9%
BXMT Ltd. 6.157% due 11/15/2037 •		363	363
MF1 Ltd.
5.330% due 10/16/2036 •		34	33
5.957% due 12/15/2035 •		87	88

			484

HOME EQUITY OTHER 2.8%
Amortizing Residential Collateral Trust 5.272% due 10/25/2034 •		93	94

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

Bear Stearns Asset-Backed Securities I Trust 5.397% due 03/25/2035 •		127	127
Bear Stearns Asset-Backed Securities Trust 5.072% due 10/27/2032 •		2	2
Chase Funding Trust 5.012% due 10/25/2032 •		23	23
Countrywide Asset-Backed Certificates Trust 4.489% due 05/25/2036 •		93	93
Delta Funding Home Equity Loan Trust 5.085% due 09/15/2029 •		3	3
Finance America Mortgage Loan Trust 5.097% due 08/25/2034 •		72	70
GSAMP Trust 4.792% due 06/25/2036 •		314	306
New Century Home Equity Loan Trust 5.202% due 11/25/2034 •		428	436
RAAC Trust 4.822% due 01/25/2046 •		194	194
Securitized Asset-Backed Receivables LLC Trust 4.947% due 01/25/2035 •		239	222

			1,570

WHOLE LOAN COLLATERAL 1.2%
First Franklin Mortgage Loan Trust 4.592% due 04/25/2036 •		671	660

OTHER ABS 23.0%
37 Capital CLO 1 Ltd. 5.598% due 10/15/2034 •		400	400
522 Funding CLO Ltd. 5.627% due 10/20/2031 •		160	160
ARES LIX CLO Ltd. 5.610% due 04/25/2034 •		400	401
ARES XLIV CLO Ltd. 5.424% due 04/15/2034 •		500	501
BlackRock European CLO VII DAC 2.646% due 10/15/2031 •	EUR	1,059	1,244
Canyon CLO Ltd. 5.398% due 07/15/2034 •		$400	400
Carlyle Euro CLO DAC 2.726% due 01/15/2031 •	EUR	388	455
Carlyle Global Market Strategies Euro CLO Ltd. 2.786% due 11/15/2031 •		222	260
Dryden 95 CLO Ltd. 5.244% due 08/20/2034 •		$400	400
Elevation CLO Ltd. 5.448% due 07/25/2034 •		400	401
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		662	593
Harvest CLO XXI DAC 1.040% due 07/15/2031	EUR	270	312
Invesco CLO Ltd. 5.441% due 07/20/2035 •		$500	502
KKR CLO 42 Ltd. 5.349% due 07/20/2034 •		500	500
LCM 30 Ltd. 5.667% due 04/20/2031 •		111	112
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		267	250
1.690% due 05/15/2069		485	457
Nelnet Student Loan Trust
4.670% due 06/22/2065		500	499
4.840% due 05/17/2055		300	303
Octagon 64 Ltd. 5.585% due 07/21/2035 •		500	502
Octagon Investment Partners 40 Ltd. 5.365% due 01/20/2035 •		400	401
Palmer Square European Loan Funding DAC 3.006% due 01/15/2033 •	EUR	167	196
Sculptor CLO XXVII Ltd. 5.385% due 07/20/2034 •		$400	400
SLM Student Loan Trust
5.352% due 04/25/2049 •		21	21
6.302% due 01/27/2026 •		78	78
SMB Private Education Loan Trust
4.865% due 03/17/2053 •		65	65
5.122% due 09/15/2054 •		942	939
5.822% due 03/15/2056 •		410	415
Toro European CLO 6 DAC 2.921% due 01/12/2032 •	EUR	434	510
Towd Point Asset Trust 4.950% due 11/20/2061 •		$100	100
Tralee CLO VI Ltd. 5.538% due 10/25/2032 •		260	260

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

Trinitas CLO XVII Ltd. 5.310% due 10/20/2034 •		500	500
Voya CLO Ltd. 5.579% due 10/15/2030 •		235	235

			12,772

Total Asset-Backed Securities (Cost $16,883)			16,755

SOVEREIGN ISSUES 4.1%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (b)	BRL	7,800	1,369
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$300	317
Eagle Funding Luxco SARL 5.500% due 08/17/2030		600	609

Total Sovereign Issues (Cost $2,259)			2,295

		SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (d)		52,231	52

Total Short-Term Instruments (Cost $52)			52

Total Investments in Securities (Cost $76,398)			75,875

INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio		226,163	2,219
PIMCO Short-Term Floating NAV Portfolio III		762	7

Total Short-Term Instruments (Cost $2,224)			2,226

Total Investments in Affiliates (Cost $2,224)			2,226

Total Investments 140.8% (Cost $78,622)			$78,101
Financial Derivative Instruments (f)(g) (0.2)% (Cost or Premiums, net $(254))			(136)
Other Assets and Liabilities, net (40.6)%			(22,499)

Net Assets 100.0%			$55,466

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

SBI	4.270%	09/19/2025	TBD(2)	$(9,187)	$(9,200)
TDM	4.300	09/19/2025	TBD(2)	(4,501)	(4,505)

Total Reverse Repurchase Agreements	$(13,705)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (16.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	11/01/2055	$9,900	$(9,349)	$(9,329)

Total Short Sales (16.8)%	$(9,349)	$(9,329)

(e)	Securities with an aggregate market value of $14,260 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(15,503) at a weighted average interest rate of 4.515%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2026	167	$40,379	$15	$13	$0
3-Month SOFR Active Contract September Futures	12/2025	178	42,701	(1)	3	0
Canada Government 5-Year Bond December Futures	12/2025	32	2,652	31	6	0
U.S. Treasury 5-Year Note December Futures	12/2025	664	72,506	133	26	0

$178	$48	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	77	$(16,047)	$(27)	$0	$(8)
U.S. Treasury 10-Year Note December Futures	12/2025	27	(3,038)	(25)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	26	(3,122)	(74)	15	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

U.S. Ultra Treasury 10-Year Note December Futures	12/2025	60	(6,905)	(41)	4	0

$(167)	$19	$(8)

Total Futures Contracts	$11	$67	$(8)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	2,000	$(10)	$(2)	$(12)	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$10,000	12	3	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	2,600	0	(35)	(35)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,700	8	(35)	(27)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	12,163	(5)	19	14	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	39,695	(241)	248	7	0	(20)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,200	(19)	41	22	3	0
Pay(1)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	3,400	7	(17)	(10)	12	0

Total Swap Agreements	$(248)	$222	$(26)	$18	$(30)

Cash of $2,233 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2025	$10	ILS	34	$0	$0
10/2025	17	INR	1,527	0	0
10/2025	10	KRW	13,893	0	0
10/2025	6	NZD	11	0	0
11/2025	NZD	11	$6	0	0
BPS	10/2025	BRL	3,035	508	0	(63)
10/2025	CNH	202	28	0	0
10/2025	IDR	1,145,717	69	1	0
10/2025	INR	2,103	24	0	0
10/2025	TWD	2,899	97	2	0
10/2025	$564	BRL	3,035	6	0
10/2025	34	EUR	29	0	0
10/2025	94	IDR	1,544,985	0	(1)
10/2025	65	KRW	89,984	0	(1)
10/2025	82	PLN	300	0	0
11/2025	IDR	167,114	$10	0	0
11/2025	INR	890	10	0	0
11/2025	KRW	14,018	10	0	0
11/2025	$19	BRL	100	0	0
11/2025	10	ILS	34	0	0
12/2025	TWD	305	$10	0	0
12/2025	$19	IDR	312,023	0	0
04/2026	BRL	1,200	$211	0	(5)
BRC	10/2025	CHF	64	80	0	0
10/2025	$104	CHF	83	1	0
10/2025	0	NOK	1	0	0
10/2025	80	ZAR	1,412	2	0
11/2025	AUD	58	$38	0	0
11/2025	NOK	1	0	0	0
11/2025	$80	CHF	64	0	0
11/2025	ZAR	50	$3	0	0
CBK	10/2025	AUD	58	38	0	(1)
10/2025	BRL	1,991	374	0	0
10/2025	IDR	641,953	39	0	0
10/2025	INR	1,516	17	0	0
10/2025	JPY	800	5	0	0
10/2025	SGD	142	111	1	0
10/2025	THB	234	7	0	0
10/2025	TWD	3,588	121	3	0
10/2025	$360	BRL	1,991	14	0
10/2025	241	CAD	336	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

	10/2025		28	IDR	457,945	0	0
	10/2025		73	INR	6,456	0	(1)
	10/2025		8	NOK	83	0	0
	10/2025		30	SEK	285	0	0
	10/2025		43	TWD	1,318	0	0
	11/2025	CAD	336		$241	0	0
	11/2025	NOK	83		8	0	0
	11/2025		$10	ILS	33	0	0
	11/2025		17	INR	1,519	0	0
	12/2025	TWD	854		$28	0	0
	12/2025		$19	IDR	322,226	0	0
	01/2026	TWD	454		$15	0	0
DUB	10/2025	CNH	432		61	0	0
	10/2025	IDR	328,505		20	0	0
	10/2025	INR	2,453		28	0	0
	10/2025	KRW	64,194		46	1	0
	10/2025	NZD	14		8	0	0
	10/2025		$136	ILS	463	4	0
	10/2025		43	INR	3,824	0	0
	11/2025	ILS	463		$136	0	(4)
	11/2025	INR	885		10	0	0
	11/2025		$28	INR	2,458	0	0
	11/2025	ZAR	57		$3	0	0
FAR	10/2025	AUD	416		270	0	(6)
	10/2025	CHF	11		14	0	0
	10/2025	CNH	188		27	0	0
	10/2025		$272	AUD	416	4	0
	10/2025		4,055	EUR	3,471	20	0
	10/2025		70	INR	6,155	0	(1)
	10/2025		48	PLN	173	0	0
	10/2025		339	SGD	437	0	(1)
	11/2025	AUD	416		$272	0	(4)
	11/2025	EUR	3,471		4,063	0	(20)
	11/2025	SGD	436		339	1	0
	11/2025		$14	CHF	11	0	0
GLM	10/2025	BRL	6,200		$1,063	0	(102)
	10/2025	CNH	15		2	0	0
	10/2025	IDR	316,440		19	0	0
	10/2025		$1,147	BRL	6,200	18	0
	10/2025		28	IDR	462,010	0	0
	10/2025		20	INR	1,754	0	0
	12/2025		313	BRL	1,694	1	0
	12/2025		18	IDR	309,420	0	0
	04/2026	BRL	6,600		$1,169	0	(19)
JPM	10/2025	CAD	420		304	2	0
	10/2025	EUR	3,366		3,936	0	(15)
	10/2025	IDR	818,223		49	0	0
	10/2025	KRW	111,109		80	1	0
	10/2025	SGD	26		20	0	0
	10/2025		$79	IDR	1,312,812	0	0
	10/2025		18	ZAR	318	1	0
	11/2025	ZAR	54		$3	0	0
MBC	10/2025	CHF	8		10	0	0
	10/2025	CNH	220		31	0	0
	10/2025	EUR	134		159	1	0
	10/2025	GBP	11		14	0	0
	10/2025	IDR	36,333		2	0	0
	10/2025	KRW	123,797		89	1	0
	10/2025	SEK	384		40	0	(1)
	10/2025	SGD	269		210	2	0
	10/2025	THB	553		17	0	0
	10/2025		$22	CNH	156	0	0
	10/2025		218	GBP	160	0	(3)
	10/2025		54	KRW	75,816	0	0
	10/2025		0	NOK	1	0	0
	10/2025		10	THB	324	0	0
	11/2025	CNH	155		$22	0	0
	11/2025	NOK	1		0	0	0
	11/2025		$14	GBP	11	0	0
MYI	10/2025	BRL	200		$33	0	(5)
	10/2025	CNH	222		31	0	0
	10/2025	IDR	175,386		11	0	0
	10/2025		$38	BRL	200	0	0
	10/2025		61	CAD	84	0	(1)
	10/2025		45	PLN	163	0	0
	10/2025		23	TWD	689	0	0
	12/2025	TWD	684		$23	0	0
SCX	10/2025	BRL	295		55	0	0
	10/2025	CNH	161		23	0	0
	10/2025	IDR	377,619		23	0	0
	10/2025	INR	1,562		18	0	0
	10/2025	TWD	2,178		73	2	0
	10/2025		$55	BRL	295	0	0
	10/2025		28	IDR	460,486	0	(1)
	10/2025		32	INR	2,854	0	0
	11/2025		18		1,565	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

12/2025	55	BRL	299	0	0
12/2025	23	IDR	378,574	0	0
SSB	10/2025	GBP	142	$191	1	0
UAG	10/2025	ILS	544	163	0	(1)
10/2025	NOK	88	9	0	0
10/2025	$14	ILS	46	1	0
10/2025	45	PLN	162	0	0
10/2025	10	THB	324	0	0
11/2025	ILS	46	$14	0	(1)
11/2025	ZAR	55	3	0	0

Total Forward Foreign Currency Contracts	$91	$(257)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	47,600	$26	$12

Total Purchased Options	$26	$12

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.248%	$800	$(32)	$3	$0	$(29)

Total Swap Agreements	$(32)	$3	$0	$(29)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,934	$0	$6,934
Industrials	0	6,999	200	7,199
Utilities	0	2,596	0	2,596
U.S. Government Agencies	0	29,012	0	29,012
U.S. Treasury Obligations	0	1,655	0	1,655
Non-Agency Mortgage-Backed Securities	0	9,377	0	9,377
Asset-Backed Securities
Automobile ABS Other	0	1,068	0	1,068
Automobile Sequential	0	201	0	201
CMBS Other	0	484	0	484
Home Equity Other	0	1,570	0	1,570
Whole Loan Collateral	0	660	0	660
Other ABS	0	12,772	0	12,772
Sovereign Issues	0	2,295	0	2,295
Short-Term Instruments
Mutual Funds	0	52	0	52

$0	$75,675	$200	$75,875
Investments in Affiliates, at Value

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2025 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,226	$0	$0	$2,226

Total Investments	$2,226	$75,675	$200	$78,101

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,329)	$0	$(9,329)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	79	0	85
Over the counter	0	103	0	103

	$6	$182	$0	$188
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(38)	0	(38)
Over the counter	0	(286)	0	(286)

	$0	$(324)	$0	$(324)

Total Financial Derivative Instruments	$6	$(142)	$0	$(136)

Totals	$2,232	$66,204	$200	$68,636

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Castlelake LP 2.950% due 05/12/2031 «	$6,533	$6,244

Total Loan Participations and Assignments (Cost $6,527)		6,244

CORPORATE BONDS & NOTES 33.3%
BANKING & FINANCE 20.3%
Ally Financial, Inc. 6.848% due 01/03/2030 •	3,600	3,810
American Homes 4 Rent LP 5.250% due 03/15/2035	3,000	3,034
American Tower Corp. 5.550% due 07/15/2033	1,100	1,152
Antares Holdings LP
6.350% due 10/23/2029	4,300	4,399
7.950% due 08/11/2028	7,550	8,034
Athene Global Funding
5.380% due 01/07/2030	3,000	3,097
5.526% due 07/11/2031	5,000	5,158
Aviation Capital Group LLC 6.750% due 10/25/2028	5,250	5,586
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	107	103
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	5,000	5,319
Banco Santander SA
5.538% due 03/14/2030 •	3,800	3,937
6.033% due 01/17/2035	3,200	3,441
Bank of America Corp. 5.288% due 04/25/2034 •	15,000	15,524
Barclays PLC
6.224% due 05/09/2034 •	2,000	2,152
7.437% due 11/02/2033 •	1,200	1,377
BGC Group, Inc.
6.150% due 04/02/2030	4,000	4,104
8.000% due 05/25/2028	4,300	4,593
Blue Cross & Blue Shield of Minnesota 4.850% due 09/30/2030 «(g)	4,700	4,670
Blue Owl Capital Corp. 2.875% due 06/11/2028	9,700	9,181
BPCE SA
6.714% due 10/19/2029 •	7,500	7,966
7.003% due 10/19/2034 •	7,500	8,370
Broadstone Net Lease LLC 5.000% due 11/01/2032	2,900	2,884
Capital One Financial Corp. 7.624% due 10/30/2031 •	5,000	5,656
CI Financial Corp. 4.100% due 06/15/2051	5,000	3,629
Citadel Finance LLC 5.900% due 02/10/2030	4,100	4,161
Citadel LP 6.375% due 01/23/2032	2,700	2,859
Citigroup, Inc.
3.785% due 03/17/2033 •	2,000	1,901
5.449% due 06/11/2035 •	12,000	12,448
6.270% due 11/17/2033 •	7,000	7,642
Cousins Properties LP
5.250% due 07/15/2030	3,800	3,893
5.375% due 02/15/2032	2,400	2,464
Credit Agricole SA 5.862% due 01/09/2036 •	3,000	3,156
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060	5,500	715
Crown Castle, Inc. 5.200% due 09/01/2034	3,000	3,034
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035	3,150	3,263
Deloitte LLP
5.410% due 01/30/2032 «(g)	1,800	1,849
5.590% due 01/30/2035 «(g)	1,100	1,127

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

5.970% due 01/30/2045 «(g)		900	905
Deutsche Bank AG 5.625% due 05/19/2031 •	EUR	900	1,069
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		$2,000	1,783
Essex Portfolio LP 5.500% due 04/01/2034		5,000	5,197
F&G Annuities & Life, Inc. 6.500% due 06/04/2029		2,600	2,712
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,054
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	200
5.800% due 03/05/2027		1,000	1,010
6.125% due 03/08/2034		4,000	4,021
6.800% due 05/12/2028		8,000	8,310
6.950% due 03/06/2026		4,500	4,536
7.350% due 11/04/2027		5,000	5,216
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		3,000	3,147
FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,748
6.875% due 08/15/2029		3,200	3,279
GA Global Funding Trust
4.500% due 09/18/2030		5,000	4,963
5.500% due 01/08/2029		3,000	3,106
5.900% due 01/13/2035		2,000	2,079
Global Atlantic Fin Co. 6.750% due 03/15/2054		400	424
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		1,500	1,519
5.750% due 11/01/2037		4,000	3,975
Goldman Sachs Group, Inc. 6.561% due 10/24/2034 •		5,000	5,608
Golub Capital Private Credit Fund
0.000% due 08/15/2028		4,600	4,625
5.875% due 05/01/2030		2,000	2,036
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		3,200	3,258
HPS Corporate Lending Fund 4.900% due 09/11/2028		1,200	1,194
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,488
5.719% due 03/04/2035 •		2,000	2,111
ING Groep NV 4.500% due 05/23/2029 •	EUR	400	491
Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,066
4.875% due 02/01/2035		1,000	988
Jane Street Group/JSG Finance, Inc. 7.125% due 04/30/2031		2,000	2,099
JPMorgan Chase & Co. 5.294% due 07/22/2035 •		2,400	2,480
KBC Group NV 6.324% due 09/21/2034 •		3,000	3,283
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		1,500	1,531
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,582
4.300% due 02/01/2061		4,000	2,523
LPL Holdings, Inc. 5.750% due 06/15/2035		4,000	4,105
Marex Group PLC 5.829% due 05/08/2028		4,000	4,059
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,096
Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,000	5,779
5.250% due 04/21/2034 •		20,000	20,631
Nomura Holdings, Inc. 5.783% due 07/03/2034		2,750	2,915
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,500	1,555
Prologis LP 4.200% due 02/15/2033	CAD	4,000	2,941
Realty Income Corp. 5.125% due 04/15/2035		$2,000	2,035
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,459
Sammons Financial Group Global Funding 5.100% due 12/10/2029		2,500	2,573
Sixth Street Lending Partners 6.125% due 07/15/2030		1,500	1,551
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		5,300	5,436

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

Stellantis Financial Services U.S. Corp. 5.400% due 09/15/2030		2,000	2,005
Tesco Property Finance 3 PLC 5.744% due 04/13/2040	GBP	560	751
Tesco Property Finance 4 PLC 5.801% due 10/13/2040		614	822
Tesco Property Finance 5 PLC 5.661% due 10/13/2041		90	119
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	5,086
UBS Group AG 5.699% due 02/08/2035 •		9,000	9,485
VICI Properties LP 5.625% due 04/01/2035		4,800	4,918
Wells Fargo & Co. 3.350% due 03/02/2033 •		4,000	3,725

			366,350

INDUSTRIALS 10.2%
Adventist Health System 4.742% due 12/01/2030		1,300	1,301
Air Canada 4.625% due 08/15/2029	CAD	900	647
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,128	2,133
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,209	3,951
3.375% due 11/01/2028		3,946	3,884
3.500% due 08/15/2033		421	386
Amrize Finance U.S. LLC 5.400% due 04/07/2035		5,400	5,566
Bacardi Ltd. 4.700% due 05/15/2028		1,000	1,009
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		358	357
Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,200	2,374
6.875% due 11/21/2053		2,300	2,506
Beignet 6.850% due 06/01/2049 «(a)		75,000	75,000
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		2,000	2,087
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,000	2,063
CVS Pass-Through Trust 7.507% due 01/10/2032		3,600	3,838
Diageo Investment Corp. 5.625% due 04/15/2035		1,500	1,593
Diamondback Energy, Inc. 5.550% due 04/01/2035		2,600	2,670
DR Horton, Inc. 5.000% due 10/15/2034		4,000	4,047
Energy Transfer LP
5.600% due 09/01/2034		6,000	6,161
6.200% due 04/01/2055		4,000	4,027
Eni SpA 5.750% due 05/19/2035		1,800	1,876
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,578
4.317% due 12/30/2039		2,800	2,331
Harbour Energy PLC 6.327% due 04/01/2035		2,000	2,055
HCA, Inc. 5.750% due 03/01/2035		2,500	2,615
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	4,164
Mars, Inc. 5.700% due 05/01/2055		3,000	3,041
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,768
Mundys SpA 1.875% due 02/12/2028	EUR	400	459
National Fuel Gas Co. 5.950% due 03/15/2035		$1,650	1,722
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		3,100	2,922
Quanta Services, Inc. 5.250% due 08/09/2034		2,700	2,770
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	115
3.375% due 06/18/2026	GBP	100	134
Smith & Nephew PLC 5.400% due 03/20/2034		$5,000	5,165
South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,017

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

5.026% due 10/01/2029		2,400	2,428
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,560
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,241	1,222
United Airlines Pass-Through Trust 5.450% due 08/15/2038		1,834	1,893
Vale Overseas Ltd. 6.400% due 06/28/2054		3,000	3,087
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031		2,500	2,361
Weir Group, Inc. 5.350% due 05/06/2030		2,200	2,264
Woodside Finance Ltd. 6.000% due 05/19/2035		3,350	3,499

			183,646

UTILITIES 2.8%
AES Corp. 5.800% due 03/15/2032		5,000	5,179
Appalachian Power Co. 5.650% due 04/01/2034		1,900	1,986
Black Hills Corp. 6.000% due 01/15/2035		4,100	4,368
Edison International
5.450% due 06/15/2029		600	605
5.750% due 06/15/2027		1,800	1,822
Electricite de France SA 5.950% due 04/22/2034		5,500	5,865
EPH Financing International AS 6.651% due 11/13/2028	EUR	6,000	7,667
FORESEA Holding SA 7.500% due 06/15/2030		$27	27
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,548
Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,306
4.550% due 07/01/2030		1,300	1,291
4.750% due 02/15/2044		3,000	2,573
4.950% due 07/01/2050		700	601
6.000% due 08/15/2035		2,000	2,095
6.700% due 04/01/2053		4,700	5,032
PPL Capital Funding, Inc. 5.250% due 09/01/2034		2,900	2,968
Puget Energy, Inc. 5.725% due 03/15/2035		3,000	3,100
Southern California Edison Co. 4.875% due 03/01/2049		400	339
System Energy Resources, Inc. 6.000% due 04/15/2028		1,900	1,978

			51,350

Total Corporate Bonds & Notes (Cost $593,818)			601,346

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.6%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		6,710	6,118
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,400	3,840

			9,958

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	661

Total Municipal Bonds & Notes (Cost $10,234)			10,619

U.S. GOVERNMENT AGENCIES 46.4%
Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 03/01/2049		15	14
4.955% due 08/01/2032 •		11	11
5.000% due 07/01/2053		21,399	21,322
5.500% due 12/01/2053		1,216	1,228
6.375% due 01/01/2032 •		11	12
6.426% due 02/01/2033 •		5	5
7.000% due 04/01/2029 - 03/01/2030		2	2
7.250% due 10/01/2032 •		2	2
7.500% due 10/01/2032 •		24	24
Federal Home Loan Mortgage Corp. REMICS
4.937% due 08/15/2029 - 12/15/2031 •		2	2

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

4.987% due 09/15/2030 •	0	1
5.037% due 03/15/2032 •	1	1
6.000% due 12/15/2028	26	27
7.500% due 08/15/2030	7	7
Federal National Mortgage Association
3.000% due 01/01/2046	64	58
3.500% due 05/01/2047	88	83
4.000% due 12/01/2044	9	9
5.500% due 09/01/2053	434	439
6.348% due 11/01/2032 •	4	4
6.358% due 01/01/2033 •	6	7
6.364% due 05/01/2033 •	9	10
6.447% due 12/01/2034 •	16	16
6.500% due 12/01/2028	0	1
7.095% due 09/01/2027 •	4	5
Federal National Mortgage Association Grantor Trust
5.011% due 05/25/2042 ~	5	5
5.374% due 03/25/2041 ~	4	4
Government National Mortgage Association
4.625% due 07/20/2027 - 07/20/2029 •	4	4
4.750% due 10/20/2027 •	1	0
5.625% due 01/20/2027 - 06/20/2032 •	21	21
Government National Mortgage Association, TBA 2.500% due 10/01/2055 - 11/01/2055	350,900	302,169
Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055	140,000	135,748
5.000% due 11/01/2055	188,000	186,343
5.500% due 11/01/2055	48,100	48,468
6.000% due 11/01/2055	50,000	51,074
6.500% due 11/01/2055	86,900	89,866

Total U.S. Government Agencies (Cost $837,391)		836,992

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Bonds
4.250% due 08/15/2054	40,000	36,938
4.750% due 08/15/2055	61,000	61,219
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (i)(k)	53,848	54,063
1.750% due 01/15/2034 (i)	33,418	33,588

Total U.S. Treasury Obligations (Cost $184,152)		185,808

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust
3.951% due 01/25/2036 ~	4	3
4.572% due 02/25/2036 ~	70	44
4.783% due 11/25/2035 ~	53	37
AG Trust 6.166% due 07/15/2041 •	5,750	5,778
American Home Mortgage Assets Trust
4.482% due 10/25/2046 •	312	156
4.652% due 09/25/2046 •	281	268
5.073% due 11/25/2046 •	471	115
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,883	1,877
Banc of America Alternative Loan Trust 6.000% due 07/25/2046	57	50
Banc of America Funding Trust
4.482% due 08/27/2036 ~	4,808	4,628
4.498% due 09/20/2047 ~	59	51
4.630% due 10/20/2036 •	65	50
4.692% due 04/25/2037 •	51	43
4.835% due 09/20/2046 ~	29	26
4.850% due 05/20/2047 •	22	20
5.072% due 05/25/2037 •	49	42
5.500% due 03/25/2036	5	5
5.557% due 04/20/2035 ~	37	34
5.831% due 04/25/2037 ~	326	284
6.063% due 02/20/2036 ~	62	60
Banc of America Mortgage Trust
5.391% due 05/25/2035 ~	176	157
5.487% due 07/25/2035 ~	4	4
5.500% due 09/25/2035	121	108
5.500% due 05/25/2037	58	45
5.864% due 02/25/2034 ~	48	47
BCAP LLC Trust
3.834% due 07/26/2036 ~	13	12
4.737% due 05/25/2047 •	24	22
4.765% due 03/26/2037 ~	47	39
4.877% due 05/25/2047 •	154	141
5.124% due 03/27/2037 ~	177	152
5.572% due 09/25/2047 •	45	40
6.672% due 10/25/2047 •	7,588	5,686
Bear Stearns ALT-A Trust
4.126% due 08/25/2036 ~	200	133

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

4.167% due 11/25/2036 ~	64	29
4.511% due 02/25/2036 ~	151	107
4.712% due 04/25/2036 •	53	48
4.714% due 05/25/2036 ~	293	140
4.766% due 02/25/2036 ~	16	14
4.857% due 01/25/2036 ~	1,606	1,495
4.888% due 07/25/2035 ~	279	187
5.425% due 05/25/2035 ~	23	22
5.493% due 06/25/2034 ~	677	613
Bear Stearns ARM Trust
4.208% due 05/25/2047 ~	72	65
4.345% due 05/25/2034 ~	16	15
4.475% due 02/25/2036 ~	30	27
4.807% due 03/25/2035 ~	20	19
5.053% due 01/25/2035 ~	5	5
5.235% due 02/25/2034 ~	21	19
5.391% due 11/25/2034 ~	23	21
6.142% due 10/25/2035 ~	17	17
6.233% due 06/25/2035 ~	1	1
6.373% due 12/25/2046 •	253	213
6.420% due 10/25/2035 •	113	109
6.513% due 01/25/2034 ~	22	22
Bear Stearns Mortgage Funding Trust 4.652% due 01/25/2037 •	42	40
Bear Stearns Structured Products, Inc. Trust 4.972% due 01/26/2036 ~	240	170
Benchmark Mortgage Trust
2.952% due 08/15/2057	4,565	4,314
4.077% due 07/15/2051	3,262	3,232
BMO Mortgage Trust 5.625% due 12/15/2057 ~	3,500	3,650
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,676	5,161
3.250% due 09/25/2063 ~	3,437	3,119
Chase Mortgage Finance Trust
4.222% due 03/25/2037 ~	14	13
4.469% due 09/25/2036 ~	473	403
4.619% due 03/25/2037 ~	28	27
6.000% due 05/25/2037	95	39
ChaseFlex Trust
4.872% due 07/25/2037 •	108	96
5.000% due 07/25/2037	67	22
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.262% due 08/25/2037 þ	19	16
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.502% due 10/25/2035 •	447	431
CHL Mortgage Pass-Through Trust
4.032% due 05/20/2036 ~	67	63
4.241% due 02/20/2036 ~	91	82
4.457% due 11/25/2037 ~	66	60
4.485% due 05/20/2036 ~	23	21
4.732% due 05/25/2035 •	35	31
4.812% due 02/25/2035 •	3	3
4.882% due 01/25/2036 ~	21	20
4.892% due 03/25/2035 •	117	106
4.952% due 03/25/2036 •	5	1
5.012% due 02/25/2035 •	155	145
5.052% due 02/25/2035 •	131	123
5.097% due 11/25/2034 ~	27	26
5.325% due 08/25/2034 ~	1,374	1,356
5.402% due 06/25/2034 ~	308	285
5.500% due 07/25/2037	226	90
5.750% due 12/25/2035	56	26
6.000% due 02/25/2037	203	89
6.000% due 03/25/2037	76	32
6.000% due 07/25/2037	162	69
6.224% due 02/20/2036 •	6	6
6.500% due 11/25/2036	525	152
6.507% due 08/25/2034 ~	13	12
CHL Reperforming Loan Trust REMICS 6.000% due 03/25/2035	19	22
CIM Trust 5.500% due 08/25/2064 ~	14,051	14,183
Citigroup Mortgage Loan Trust, Inc.
4.072% due 09/25/2037 ~	9	9
4.112% due 10/25/2046 ~	63	56
4.244% due 12/25/2035 ~	57	35
4.487% due 09/25/2037 ~	171	158
4.712% due 01/25/2037 •	1,097	966
4.765% due 03/25/2037 ~	33	28
5.059% due 07/25/2037 ~	308	275
5.482% due 08/25/2035 ~	4	4
5.500% due 12/25/2035	107	52
5.805% due 08/25/2035 ~	68	68
6.250% due 11/25/2037 ~	93	37
6.310% due 11/25/2035 •	9	9

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

6.480% due 10/25/2035 •		28	29
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		5,796	5,098
6.500% due 06/25/2037		61	55
COMM Mortgage Trust 3.545% due 02/10/2036		1,667	1,650
Community Program Loan Trust 4.500% due 04/01/2029		1	1
Countrywide Alternative Loan Trust
4.132% due 05/25/2036 ~		6	5
4.273% due 08/25/2035 ~		101	95
4.333% due 06/25/2037 ~		29	28
4.430% due 02/20/2047 •		674	545
4.552% due 08/25/2037 •		278	261
4.622% due 11/25/2036 •		2,813	2,622
4.632% due 11/25/2036 •		14	19
4.632% due 05/25/2047 •		514	477
4.652% due 07/25/2046 •		17	19
4.652% due 09/25/2046 •		149	146
4.670% due 07/20/2046 •		20	17
4.712% due 05/25/2035 •		562	531
4.772% due 05/25/2035 •		1,072	933
4.772% due 06/25/2035 •		58	55
4.792% due 07/25/2035 •		60	54
4.792% due 12/25/2035 •		416	387
4.856% due 11/25/2035 ~		39	36
4.892% due 08/25/2035 •		63	58
5.153% due 02/25/2036 •		207	190
5.403% due 11/25/2047 •		354	317
5.443% due 11/20/2035 •		3,625	3,264
5.500% due 11/25/2035		62	35
5.500% due 02/25/2036		43	24
5.533% due 11/25/2047 •		984	881
5.732% due 11/25/2035 •		524	492
5.750% due 03/25/2037 •		79	41
5.750% due 07/25/2037		12	7
5.750% due 04/25/2047		91	46
6.000% due 12/25/2034		34	31
6.000% due 03/25/2036		142	64
6.000% due 08/25/2036 •		43	24
6.000% due 08/25/2036		418	235
6.000% due 02/25/2037		370	141
6.000% due 04/25/2037		5,697	4,761
6.000% due 05/25/2037		326	135
6.000% due 08/25/2037 •		328	154
6.250% due 11/25/2036		50	37
6.500% due 05/25/2036		1,231	554
6.500% due 12/25/2036		59	25
6.500% due 08/25/2037		338	142
8.051% due 07/25/2035 •		19	18
Countrywide Alternative Loan Trust Resecuritization
3.948% due 08/25/2037 ~		46	20
6.000% due 08/25/2037 ~		48	22
Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		5	5
5.422% due 09/25/2034 •		11	21
CSMC Trust
1.756% due 10/25/2066 ~		6,646	5,876
3.431% due 11/10/2032		1,200	961
3.500% due 04/26/2038 ~		100	97
3.843% due 04/28/2037 ~		97	91
4.136% due 12/27/2060 ~		2,628	2,620
DBGS Mortgage Trust 5.660% due 10/15/2036 •		1,000	993
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		2,397	2,134
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.652% due 08/25/2047 •		149	138
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 4.572% due 04/25/2037 •		162	114
Deutsche Mortgage & Asset Receiving Corp. 3.833% due 11/27/2036 •		2	2
DSLA Mortgage Loan Trust 4.888% due 07/19/2045 •		3	0
Eurosail-U.K. PLC 5.055% due 06/13/2045 •	GBP	676	910
First Horizon Alternative Mortgage Securities Trust
4.347% due 01/25/2036 ~		$121	58
5.326% due 04/25/2036 ~		40	33
First Horizon Mortgage Pass-Through Trust 5.719% due 11/25/2037 ~		15	11
GMACM Mortgage Loan Trust 3.837% due 11/19/2035 ~		79	58
GreenPoint Mortgage Funding Trust
4.672% due 05/25/2037 •		1,401	1,372
4.672% due 12/25/2046 •		158	156

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	5,000	4,360
GSC Capital Corp. Mortgage Trust 4.632% due 05/25/2036 •	46	44
GSR Mortgage Loan Trust
4.431% due 04/25/2035 ~	14	12
5.191% due 09/25/2035 ~	49	47
5.272% due 04/25/2035 ~	12	12
5.381% due 09/25/2035 ~	16	14
6.120% due 11/25/2035 ~	84	42
6.300% due 09/25/2034 ~	20	21
HarborView Mortgage Loan Trust
4.304% due 06/19/2036 ~	114	46
4.628% due 01/19/2038 •	19	17
4.658% due 12/19/2036 •	4,437	3,517
4.688% due 05/19/2035 •	995	962
4.728% due 12/19/2036 •	2,311	2,197
4.748% due 01/19/2036 •	71	46
4.748% due 01/19/2038 •	24	36
4.754% due 12/19/2035 ~	65	32
4.928% due 01/19/2035 •	16	16
5.227% due 07/19/2045 •	22	19
IndyMac IMSC Mortgage Loan Trust 4.632% due 07/25/2047 •	164	107
IndyMac INDA Mortgage Loan Trust 3.644% due 08/25/2036 ~	1,266	987
IndyMac INDB Mortgage Loan Trust 4.872% due 11/25/2035 •	111	63
IndyMac INDX Mortgage Loan Trust
3.197% due 06/25/2037 ~	48	39
3.462% due 06/25/2036 ~	668	579
3.561% due 06/25/2036 ~	3,248	2,223
3.656% due 10/25/2035 ~	439	353
3.686% due 08/25/2035 ~	423	315
3.953% due 11/25/2035 ~	70	67
4.049% due 09/25/2035 ~	42	35
4.567% due 06/25/2035 ~	15	14
4.652% due 09/25/2046 •	66	61
JP Morgan Alternative Loan Trust
4.592% due 10/25/2036 •	2,333	2,158
4.647% due 12/25/2036 ~	3	3
4.946% due 06/27/2037 •	1,209	714
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,940	2,691
7.235% due 10/05/2040	3,200	3,390
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	8,388	7,305
4.983% due 11/25/2035 ~	31	24
5.258% due 06/25/2037 ~	53	41
5.425% due 11/25/2035 ~	22	18
5.485% due 01/25/2037 ~	6	5
5.913% due 07/25/2035 ~	37	37
6.000% due 01/25/2036	94	42
6.262% due 07/25/2035 ~	56	56
6.841% due 09/25/2034 ~	45	45
Lavender Trust 6.250% due 10/26/2036	206	92
Legacy Mortgage Asset Trust 5.750% due 07/25/2061 þ	1,458	1,459
Lehman Mortgage Trust
4.352% due 12/25/2035 ~	172	26
5.033% due 01/25/2036 ~	32	31
6.000% due 07/25/2036	55	28
Lehman XS Trust
4.542% due 02/25/2036 •	3,268	3,080
4.652% due 11/25/2046 •	6,900	6,155
4.672% due 08/25/2046 •	21	22
4.752% due 11/25/2046 •	7	10
Luminent Mortgage Trust
4.612% due 12/25/2036 •	314	276
4.672% due 10/25/2046 •	87	80
MASTR Adjustable Rate Mortgages Trust 4.752% due 05/25/2037 •	80	31
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	592	388
8.000% due 07/25/2035	577	401
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.137% due 10/20/2029 •	8	8
Merrill Lynch Alternative Note Asset Trust
4.592% due 01/25/2037 •	101	30
4.872% due 03/25/2037 •	716	167
6.000% due 05/25/2037	115	88
Merrill Lynch Mortgage Investors Trust
4.732% due 04/25/2029 •	7	7
4.932% due 09/25/2029 •	1	1
4.932% due 11/25/2029 •	14	12

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

5.601% due 02/25/2036 ~	13	13
5.655% due 07/25/2029 •	5	5
5.943% due 11/25/2035 •	22	21
6.250% due 10/25/2036	1,020	372
Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~	5,000	4,420
3.912% due 09/09/2032	3,180	2,892
Morgan Stanley Dean Witter Capital I, Inc. Trust 5.219% due 03/25/2033 ~	12	11
Morgan Stanley Mortgage Loan Trust
3.582% due 07/25/2035 ~	954	854
4.592% due 01/25/2035 •	9	8
6.000% due 10/25/2037	67	34
6.126% due 06/25/2036 ~	10	10
Morgan Stanley Re-REMICS Trust
3.008% due 02/26/2037 •	78	74
5.500% due 10/26/2035 ~	4,721	2,903
7.306% due 03/26/2037 þ	41	43
NAAC Reperforming Loan REMICS Trust 7.500% due 03/25/2034	226	212
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	8,321	8,444
NLT Trust 1.162% due 08/25/2056 ~	3,131	2,750
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.000% due 02/25/2036 ~	21	0
Nomura Resecuritization Trust 6.500% due 10/26/2037	4,359	1,799
NYO Commercial Mortgage Trust 5.360% due 11/15/2038 •	1,200	1,197
OBX Trust
6.120% due 11/25/2062 ~	2,282	2,281
7.045% due 09/25/2063 þ	1,413	1,434
7.159% due 10/25/2063 þ	3,290	3,348
PRET Trust 4.000% due 03/25/2065 «þ	4,000	3,893
RALI Trust
4.572% due 08/25/2035 •	64	45
4.612% due 12/25/2036 •	141	127
4.672% due 05/25/2047 •	50	46
4.692% due 06/25/2037 •	45	40
4.772% due 08/25/2037 •	102	98
4.903% due 02/25/2035 ~	137	122
5.072% due 10/25/2045 •	51	36
5.818% due 02/25/2036 ~	74	63
6.000% due 09/25/2035	456	402
6.000% due 06/25/2036	2,121	1,738
8.000% due 04/25/2036 •	56	48
RCKT Mortgage Trust 5.582% due 12/25/2044 þ	1,721	1,741
Residential Asset Securitization Trust
6.000% due 06/25/2036	167	63
6.000% due 11/25/2036	123	42
6.000% due 03/25/2037	98	30
6.250% due 11/25/2036	84	30
6.500% due 04/25/2037	1,138	303
RFMSI Trust
5.226% due 03/25/2035 ~	668	430
6.000% due 09/25/2036	86	69
STARM Mortgage Loan Trust 6.614% due 02/25/2037 ~	51	47
Starwood Mortgage Residential Trust 0.943% due 05/25/2065 ~	760	718
Structured Adjustable Rate Mortgage Loan Trust
4.260% due 09/25/2036 ~	1,409	949
4.326% due 07/25/2037 ~	3	2
4.509% due 10/25/2036 ~	77	38
4.574% due 02/25/2036 ~	134	99
4.592% due 10/25/2035 •	455	439
5.007% due 06/25/2034 •	139	136
5.361% due 10/25/2034 ~	4	4
5.553% due 05/25/2035 •	179	140
Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •	63	24
4.632% due 09/25/2047 •	30	28
4.652% due 06/25/2036 •	1,349	1,335
4.652% due 07/25/2046 •	268	189
4.652% due 09/25/2047 •	295	277
4.672% due 05/25/2036 •	377	311
4.692% due 09/25/2047 •	564	494
4.712% due 05/25/2046 •	673	230
4.792% due 05/25/2046 •	28	17
4.948% due 03/19/2034 •	77	73
4.948% due 02/19/2035 •	46	44
6.226% due 02/25/2036 •	185	159

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

Structured Asset Mortgage Investments Trust 4.988% due 12/19/2033 •		67	66
Suntrust Alternative Loan Trust 6.000% due 12/25/2035		140	130
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		2,617	758
Thornburg Mortgage Securities Trust
4.072% due 09/25/2037 ~		6	6
4.912% due 09/25/2043 •		61	61
5.012% due 09/25/2034 •		10	10
Towd Point Mortgage Trust
3.750% due 02/25/2059 ~		4,487	4,401
4.562% due 10/25/2064 ~		4,571	4,606
VASA Trust 5.165% due 07/15/2039 •		1,000	980
Verus Securitization Trust 1.824% due 11/25/2066 ~		2,829	2,623
Wachovia Mortgage Loan Trust LLC 7.280% due 10/20/2035 ~		5	5
WaMu Mortgage Pass-Through Certificates Trust
4.161% due 12/25/2036 ~		562	511
4.206% due 12/25/2036 ~		57	51
4.554% due 08/25/2036 ~		45	42
4.812% due 12/25/2045 •		2	2
4.853% due 02/25/2047 •		993	919
4.903% due 06/25/2047 •		23	19
4.912% due 01/25/2045 •		72	72
4.963% due 07/25/2047 •		7,670	6,503
5.012% due 11/25/2034 •		60	58
5.052% due 10/25/2044 •		325	319
5.092% due 11/25/2045 •		84	79
5.153% due 08/25/2046 •		461	424
5.252% due 11/25/2034 •		164	160
5.353% due 11/25/2042 •		6	6
5.471% due 08/25/2033 ~		76	75
5.653% due 11/25/2046 •		137	122
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.918% due 09/25/2036 þ		119	31
4.722% due 05/25/2035 •		171	145
4.853% due 04/25/2047 •		195	161
4.923% due 04/25/2047 •		285	237
Wells Fargo Alternative Loan Trust 6.443% due 07/25/2037 ~		20	18
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		20	19
6.502% due 10/25/2036 ~		106	97

Total Non-Agency Mortgage-Backed Securities (Cost $236,183)			220,373

ASSET-BACKED SECURITIES 28.7%
AUTOMOBILE SEQUENTIAL 0.3%
Carvana Auto Receivables Trust
4.610% due 11/10/2027		692	693
5.330% due 07/10/2029		1,000	1,009
5.630% due 11/10/2027		161	161
5.900% due 08/10/2027		217	217
Citizens Auto Receivables Trust 5.840% due 01/18/2028		1,146	1,154
Ford Auto Securitization Trust 4.972% due 03/15/2030	CAD	2,400	1,791
Octane Receivables Trust 6.440% due 03/20/2029		$933	939

			5,964

CMBS OTHER 1.6%
ACRES LLC 5.755% due 08/18/2040 •		9,900	9,933
BSPRT Issuer Ltd. 6.446% due 07/15/2039 •		1,990	1,995
Greystone CRE Notes LLC 5.631% due 01/15/2043 •		7,000	7,018
MF1 LLC 5.456% due 02/18/2040 •		5,500	5,507
MF1 Ltd. 5.484% due 02/19/2037 •		1,653	1,655
TRTX Issuer Ltd. 5.457% due 03/15/2038 •		1,864	1,866

			27,974

HOME EQUITY OTHER 10.4%
Aames Mortgage Investment Trust 5.052% due 10/25/2035 •		36	36

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

ABFC Trust
4.552% due 11/25/2036 •	7,399	4,741
5.272% due 06/25/2037 •	126	107
Accredited Mortgage Loan Trust 4.532% due 09/25/2036 •	861	859
ACE Securities Corp. Home Equity Loan Trust
4.492% due 12/25/2036 •	281	71
4.552% due 07/25/2036 •	89	73
4.582% due 08/25/2036 •	172	168
4.872% due 02/25/2036 •	4	4
4.887% due 12/25/2035 •	1,404	1,337
4.932% due 11/25/2035 •	11	12
5.172% due 12/25/2034 •	87	80
5.202% due 02/25/2036 •	49	46
5.247% due 06/25/2034 •	270	257
Aegis Asset-Backed Securities Trust
4.917% due 12/25/2035 •	135	128
4.972% due 03/25/2035 •	21	21
4.992% due 06/25/2035 •	61	59
5.272% due 03/25/2035 •	25	24
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.977% due 11/25/2035 •	24	24
5.382% due 03/25/2035 •	101	100
Amortizing Residential Collateral Trust 5.272% due 10/25/2034 •	63	64
Argent Securities Trust
4.422% due 09/25/2036 •	713	230
4.652% due 03/25/2036 •	262	147
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.732% due 01/25/2036 •	62	60
4.912% due 01/25/2036 •	2,513	2,343
Asset-Backed Securities Corp. Home Equity Loan Trust
3.648% due 12/25/2036 •	6,300	5,853
5.172% due 06/25/2035 •	48	47
Bear Stearns Asset-Backed Securities I Trust
4.618% due 11/25/2035 •	74	75
4.732% due 02/25/2037 •	10,092	9,789
5.322% due 08/25/2037 •	4,090	3,717
5.522% due 08/25/2037 •	7	7
Bear Stearns Asset-Backed Securities Trust
4.947% due 08/25/2036 •	5	5
5.185% due 03/25/2034 •	1,372	1,450
5.452% due 06/25/2043 •	421	418
Carrington Mortgage Loan Trust
4.492% due 01/25/2037 •	1,200	930
4.532% due 02/25/2037 •	2,898	2,806
5.322% due 05/25/2035 •	166	162
CIT Mortgage Loan Trust 6.522% due 10/25/2037 •	4,085	4,137
Citigroup Mortgage Loan Trust, Inc.
4.442% due 05/25/2037 •	9,839	8,706
5.007% due 09/25/2035 •	121	120
5.952% due 07/25/2035 •	1,000	876
Countrywide Asset-Backed Certificates
4.772% due 01/25/2046 •	2,810	2,673
5.172% due 03/25/2047 •	48	38
Countrywide Asset-Backed Certificates Trust
3.123% due 03/25/2036 •	298	295
3.364% due 04/25/2035 •	27	26
4.265% due 10/25/2046 ~	3,705	3,742
4.472% due 06/25/2047 •	10,257	9,117
4.502% due 10/25/2047 •	15	15
4.522% due 06/25/2047 •	115	112
4.532% due 04/25/2046 •	2,623	2,506
4.552% due 06/25/2035 •	5,869	5,382
4.552% due 02/25/2037 •	3,125	2,984
4.672% due 09/25/2037 •	2,133	1,970
4.712% due 09/25/2037 •	164	174
4.712% due 09/25/2047 •	403	408
4.992% due 07/25/2034 •	6	7
5.172% due 10/25/2034 •	19	19
5.772% due 02/25/2035 •	50	50
Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •	7	5
4.492% due 07/25/2037 •	154	102
Delta Funding Home Equity Loan Trust 4.905% due 08/15/2030 •	13	13
EMC Mortgage Loan Trust 5.012% due 05/25/2040 •	5	5
First NLC Trust
2.595% due 05/25/2035 •	561	506
4.342% due 08/25/2037 •	39	20
Fremont Home Loan Trust
4.422% due 01/25/2037 •	197	91
4.592% due 08/25/2036 •	174	54
4.612% due 02/25/2036 •	15	15

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

4.612% due 02/25/2037 •	663	205
4.812% due 02/25/2036 •	300	277
4.812% due 04/25/2036 •	2,586	2,370
5.062% due 12/25/2029 •	4	4
GSAA Home Equity Trust 4.512% due 04/25/2047 •	42	39
GSAMP Trust
4.362% due 01/25/2037 •	1,913	1,174
4.392% due 12/25/2036 •	1,419	703
4.412% due 12/25/2036 •	6,078	3,252
4.412% due 01/25/2037 •	34,593	21,511
4.572% due 09/25/2036 •	2,597	899
4.572% due 12/25/2046 •	417	207
4.672% due 11/25/2036 •	362	169
4.732% due 12/25/2046 •	125	62
4.752% due 06/25/2036 •	174	96
4.812% due 04/25/2036 •	212	144
5.922% due 10/25/2034 •	12	12
Home Equity Asset Trust 5.367% due 05/25/2035 •	14	14
Home Equity Loan Trust
4.502% due 04/25/2037 •	307	300
4.612% due 04/25/2037 •	500	449
Home Equity Mortgage Loan Asset-Backed Trust
4.412% due 11/25/2036 •	198	187
4.432% due 11/25/2036 •	159	146
4.592% due 04/25/2037 •	163	145
HSI Asset Securitization Corp. Trust
4.492% due 12/25/2036 •	188	47
4.612% due 12/25/2036 •	855	204
4.712% due 12/25/2036 •	570	136
5.052% due 11/25/2035 •	1,977	1,851
JP Morgan Mortgage Acquisition Trust
4.677% due 07/25/2036 •	86	85
6.337% due 08/25/2036 þ	83	49
Lehman ABS Mortgage Loan Trust
4.362% due 06/25/2037 •	143	95
4.472% due 06/25/2037 •	115	77
Long Beach Mortgage Loan Trust
5.322% due 06/25/2035 •	251	247
5.547% due 02/25/2035 •	5,795	5,707
5.697% due 03/25/2032 •	8	12
MASTR Asset-Backed Securities Trust
4.492% due 08/25/2036 •	130	46
4.572% due 08/25/2036 •	215	76
4.632% due 02/25/2036 •	278	101
4.712% due 11/25/2036 •	3,294	1,949
4.752% due 06/25/2036 •	119	40
4.752% due 08/25/2036 •	129	46
4.772% due 11/25/2035 •	6,478	3,671
4.842% due 01/25/2036 •	77	77
5.022% due 12/25/2034 •	10	10
5.022% due 10/25/2035 •	163	159
Merrill Lynch Mortgage Investors Trust
4.752% due 08/25/2037 •	626	308
5.172% due 02/25/2047 •	726	431
Morgan Stanley ABS Capital I, Inc. Trust
4.342% due 10/25/2036 •	66	29
4.382% due 10/25/2036 •	539	282
4.412% due 10/25/2036 •	1,974	868
4.412% due 11/25/2036 •	171	82
4.422% due 10/25/2036 •	158	82
4.422% due 11/25/2036 •	846	499
4.452% due 03/25/2037 •	298	127
4.472% due 02/25/2037 •	99	44
4.492% due 11/25/2036 •	1,025	490
4.522% due 03/25/2037 •	298	127
4.572% due 06/25/2036 •	449	342
4.572% due 09/25/2036 •	310	107
4.872% due 12/25/2035 •	9,538	8,973
4.892% due 12/25/2035 •	63	62
5.172% due 05/25/2034 •	51	50
5.262% due 06/25/2035 •	32	32
5.322% due 04/25/2035 •	130	123
5.522% due 07/25/2037 •	400	352
Morgan Stanley Capital I, Inc. Trust 4.852% due 01/25/2036 •	343	334
Morgan Stanley Dean Witter Capital I, Inc. Trust 5.622% due 02/25/2033 •	154	165
Morgan Stanley Home Equity Loan Trust
4.442% due 04/25/2037 •	415	216
4.502% due 04/25/2037 •	138	72
4.592% due 04/25/2036 •	70	49
Morgan Stanley Mortgage Loan Trust
5.695% due 11/25/2036 •	208	76
6.465% due 09/25/2046 þ	275	90

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

New Century Home Equity Loan Trust 5.247% due 10/25/2033 •	604	604
Newcastle Mortgage Securities Trust
4.502% due 04/25/2037 •	510	507
4.612% due 04/25/2037 •	4,292	4,034
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	140	24
NovaStar Mortgage Funding Trust 4.572% due 06/25/2036 •	73	54
Option One Mortgage Loan Trust
4.442% due 05/25/2037 •	8,677	4,691
4.552% due 01/25/2037 •	44	26
4.602% due 04/25/2037 •	90	44
4.712% due 01/25/2037 •	178	104
4.812% due 01/25/2036 •	270	255
5.037% due 08/25/2035 •	204	200
Option One Mortgage Loan Trust Asset-Backed Certificates 4.962% due 11/25/2035 •	1,229	1,190
Ownit Mortgage Loan Trust 5.172% due 10/25/2036 •	99	98
Park Place Securities, Inc. 5.007% due 09/25/2035 •	113	111
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.007% due 08/25/2035 •	83	83
5.007% due 09/25/2035 •	114	112
5.097% due 07/25/2035 •	917	887
5.322% due 10/25/2034 •	133	131
5.397% due 03/25/2035 •	102	101
6.072% due 12/25/2034 •	2,809	2,811
People's Financial Realty Mortgage Securities Trust 4.412% due 09/25/2036 •	337	81
RAAC Trust 4.972% due 11/25/2046 •	252	234
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,310
5.608% due 05/25/2036 þ	9,550	4,237
5.812% due 11/25/2036 þ	513	170
6.254% due 08/25/2036 þ	9,184	3,481
7.238% due 09/25/2037 þ	204	80
Residential Asset Mortgage Products Trust 4.962% due 10/25/2035 •	3	3
Residential Asset Securities Corporation Trust
4.532% due 11/25/2036 •	187	174
4.612% due 11/25/2036 •	206	194
4.932% due 12/25/2035 •	81	72
4.952% due 04/25/2037 •	863	843
Securitized Asset-Backed Receivables LLC Trust
2.825% due 01/25/2036 þ	39	33
4.452% due 07/25/2036 •	181	60
4.592% due 07/25/2036 •	177	58
4.752% due 07/25/2036 •	607	201
4.812% due 03/25/2036 •	89	82
4.947% due 01/25/2035 •	16	14
SG Mortgage Securities Trust
4.592% due 07/25/2036 •	27,078	5,633
4.947% due 10/25/2035 •	256	253
Soundview Home Loan Trust
4.352% due 06/25/2037 •	34	23
4.452% due 07/25/2037 •	1,164	1,057
4.492% due 02/25/2037 •	263	70
4.632% due 02/25/2037 •	368	98
4.772% due 06/25/2036 •	1,658	1,646
4.797% due 03/25/2036 •	14	14
5.222% due 10/25/2037 •	191	148
Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •	3	3
4.872% due 01/25/2036 •	36	36
5.172% due 05/25/2035 •	188	185
5.202% due 09/25/2034 •	91	79
5.397% due 07/25/2033 •	11	11
5.547% due 12/25/2034 •	1,138	1,110
Structured Asset Securities Corp. Mortgage Loan Trust
4.422% due 09/25/2036 •	26	25
4.692% due 02/25/2037 •	161	159
4.732% due 01/25/2037 •	1,625	936
6.272% due 08/25/2037 •	10	10
Structured Asset Securities Corp. Trust 4.962% due 09/25/2035 •	255	245
WaMu Asset-Backed Certificates WaMu Trust
4.497% due 05/25/2037 •	4,761	4,499
4.512% due 05/25/2037 •	905	806

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 4.872% due 04/25/2034 •	70	70

		187,390

HOME EQUITY SEQUENTIAL 0.0%
ABFC Trust
4.492% due 01/25/2037 •	286	161
4.592% due 01/25/2037 •	181	102
4.712% due 01/25/2037 •	108	61
JP Morgan Mortgage Acquisition Trust 4.532% due 03/25/2037 •	62	61
Morgan Stanley Mortgage Loan Trust
4.732% due 02/25/2037 •	96	19
4.992% due 04/25/2037 •	196	51
Structured Asset Investment Loan Trust 4.652% due 03/25/2036 •	25	25
Structured Asset Securities Corp. Mortgage Loan Trust
4.612% due 12/25/2036 •	29	29
6.072% due 08/25/2037 •	10	10

		519

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 7.060% due 02/01/2031 ~	166	153

WHOLE LOAN COLLATERAL 0.8%
Bear Stearns Asset-Backed Securities I Trust 9.455% due 03/25/2036 •	183	56
Bear Stearns Asset-Backed Securities Trust
5.037% due 07/25/2036 ~	4	4
5.072% due 09/25/2046 •	62	60
5.125% due 10/25/2036 ~	30	13
5.472% due 06/25/2036 •	600	618
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~	6	6
Citigroup Mortgage Loan Trust, Inc.
4.672% due 11/25/2046 •	53	53
6.851% due 05/25/2036 þ	118	42
Countrywide Asset-Backed Certificates 4.772% due 03/25/2036 •	174	186
First Franklin Mortgage Loan Trust
4.552% due 12/25/2036 •	196	80
4.592% due 04/25/2036 •	87	85
4.752% due 04/25/2036 •	400	367
4.752% due 08/25/2036 •	90	88
4.992% due 11/25/2035 •	81	76
5.217% due 03/25/2035 •	19	21
5.457% due 12/25/2034 •	886	899
5.472% due 01/25/2035 •	36	37
5.697% due 10/25/2034 •	201	203
Lehman XS Trust 4.442% due 02/25/2037 •	747	641
PRET LLC 5.744% due 07/25/2051 þ	1,025	1,025
RAAC Trust
4.872% due 06/25/2044 •	17	15
4.872% due 09/25/2045 •	361	357
5.772% due 09/25/2047 •	394	393
Residential Asset Mortgage Products Trust
4.832% due 09/25/2036 •	59	55
4.872% due 05/25/2036 •	545	464
4.912% due 01/25/2036 •	322	300
Securitized Asset-Backed Receivables LLC Trust
4.552% due 05/25/2036 •	3,698	2,002
4.772% due 05/25/2036 •	769	416
4.932% due 08/25/2035 •	84	64
5.232% due 01/25/2036 •	23	22
Specialty Underwriting & Residential Finance Trust
4.542% due 04/25/2037 •	105	77
4.570% due 12/25/2036 •	674	668
4.572% due 09/25/2037 •	6,737	4,684
4.572% due 11/25/2037 •	578	319
5.247% due 12/25/2035 •	36	36

		14,432

OTHER ABS 15.6%
AASET MT-1 Ltd. 5.522% due 02/16/2050	4,419	4,474
Anchorage Capital CLO 21 Ltd. 5.375% due 10/20/2034 •	4,300	4,304
ARES XXVII CLO Ltd. 5.464% due 10/28/2034 •	4,600	4,608

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

Atlantic Avenue Ltd. 5.585% due 01/20/2035 •		6,200	6,208
Atlas Senior Loan Fund XV Ltd. 5.539% due 10/23/2032 •		6,128	6,136
Atlas Senior Loan Fund XVIII Ltd. 5.439% due 01/18/2035 •		2,100	2,108
Aurium CLO III DAC 2.922% due 04/16/2030 •	EUR	2,020	2,375
Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		$3,700	3,713
5.355% due 10/21/2034 •		3,200	3,203
5.379% due 07/24/2034 •		2,000	2,003
5.525% due 10/20/2034 •		7,500	7,513
Carlyle Global Market Strategies CLO Ltd. 5.415% due 07/20/2034 •		6,000	6,003
CarVal CLO III Ltd. 5.315% due 07/20/2032 •		7,071	7,078
Cedar Funding VI CLO Ltd. 5.637% due 04/20/2034 •		3,750	3,756
DataBank Issuer II LLC 5.180% due 09/27/2055		3,000	3,009
Domino's Pizza Master Issuer LLC
4.930% due 07/25/2055		10,600	10,687
5.217% due 07/25/2055		6,700	6,775
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •	EUR	7,234	8,477
Dryden 95 CLO Ltd. 5.244% due 08/20/2034 •		$3,600	3,603
ECMC Group Student Loan Trust 5.221% due 02/27/2068 •		3,749	3,737
Elevation CLO Ltd. 5.448% due 07/25/2034 •		7,000	7,012
Fortress Credit BSL VII Ltd. 5.409% due 07/23/2032 •		2,455	2,457
Gallatin CLO VIII Ltd. 5.669% due 07/15/2031 •		3,388	3,392
Hayfin Emerald CLO X DAC 0.000% due 10/18/2039 •(a)	EUR	1,000	1,176
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$4,400	4,400
Invesco Euro CLO I DAC 2.676% due 07/15/2031 •	EUR	634	745
KKR CLO 9 Ltd. 5.529% due 07/15/2030 •		$794	795
LCM 31 Ltd. 5.605% due 07/20/2034 •		5,600	5,607
LCM 35 Ltd. 5.398% due 10/15/2034 •		11,900	11,914
LCM 36 Ltd. 5.388% due 01/15/2034 •		2,000	2,006
MACH 1 Cayman Ltd. 3.474% due 10/15/2039		418	413
Madison Park Euro Funding XIV DAC 2.826% due 07/15/2032 •	EUR	5,671	6,665
Madison Park Funding XLIX Ltd. 5.375% due 10/19/2034 •		$5,300	5,309
Madison Park Funding XLVI Ltd. 5.318% due 10/15/2034 •		4,900	4,905
METAL LLC 4.581% due 10/15/2042		2,560	1,728
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		11,200	11,216
Navesink CLO 2 Ltd. 5.588% due 04/15/2036 •		6,000	6,005
Navient Private Education Loan Trust 4.100% due 12/16/2058 ~		195	194
Navient Student Loan Trust 7.230% due 03/15/2072		2,200	2,395
Nelnet Student Loan Trust
4.670% due 06/22/2065		8,950	8,928
6.589% due 02/20/2041 •		2,662	2,720
Ocean Trails CLO 8 5.608% due 07/15/2034 •		4,800	4,807
OFSI BSL X Ltd. 5.595% due 04/20/2034 •		3,700	3,704
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		343	346
Pagaya AI Debt Trust 9.099% due 04/15/2031		162	162
Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(a)	EUR	2,300	2,700
4.053% due 02/15/2035 •		2,100	2,473
Parallel Ltd. 5.428% due 07/15/2034 •		$6,000	6,005
Pikes Peak CLO 2 5.549% due 10/11/2034 •		8,200	8,210

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

QTS Issuer ABS II LLC 5.044% due 10/05/2055		2,500	2,514
Rockford Tower Europe CLO DAC 3.292% due 08/29/2036 •	EUR	1,400	1,649
Romark CLO V Ltd. 5.476% due 01/15/2035 •		$5,600	5,622
Romark Credit Funding Ltd. 5.423% due 07/29/2043		2,700	2,707
Sandstone Peak Ltd. 5.598% due 10/15/2034 •		7,000	7,016
Slam Ltd. 5.335% due 09/15/2049		3,794	3,831
SLM Private Education Loan Trust 9.015% due 10/15/2041 •		1,359	1,426
SMB Private Education Loan Trust 3.500% due 12/16/2041		500	490
TCW CLO AMR Ltd. 5.484% due 08/16/2034 •		7,100	7,111
Trinitas CLO VI Ltd. 5.648% due 01/25/2034 •		9,500	9,499
Trinitas CLO XIX Ltd. 5.435% due 10/20/2033 •		2,900	2,906
Trinitas Euro CLO I DAC 3.232% due 07/15/2039 •	EUR	2,100	2,472
VB-S1 Issuer LLC 3.706% due 02/15/2057		$1,400	1,289
Verdelite Static CLO Ltd. 5.455% due 07/20/2032 •		6,021	6,025
Voya CLO Ltd. 5.385% due 04/20/2034 •		7,100	7,109
Wave LLC 3.597% due 09/15/2044		1,194	1,155

			280,980

Total Asset-Backed Securities (Cost $549,632)			517,412

SOVEREIGN ISSUES 8.0%
Brazil Government International Bonds 6.125% due 03/15/2034		11,500	11,782
European Union 2.875% due 10/05/2029	EUR	77,600	92,657
Mexico Government International Bonds 6.000% due 05/13/2030		$1,600	1,682
Peru Government International Bonds 5.400% due 08/12/2034	PEN	600	167
Province of Ontario 3.800% due 12/02/2034	CAD	8,000	5,827
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	30,174	1,387
8.750% due 01/31/2044		36,814	1,856
8.750% due 02/28/2048		22,640	1,133
8.875% due 02/28/2035		444,988	25,314
9.000% due 01/31/2040		36,655	1,944

Total Sovereign Issues (Cost $133,406)			143,749

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(g)		1,575	35
Foresea Holdings SA «		623	13

Total Common Stocks (Cost $32)			48

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)		6,000,000	5,926
Charles Schwab Corp. 5.000% due 12/01/2027 •(e)		4,200,000	4,135
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(e)		2,500,000	2,625

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

Total Preferred Securities (Cost $12,676)		12,686

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (f)	568,642	569

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.160% due 11/28/2025 - 01/27/2026 (b)(c)(k)	$309	307

Total Short-Term Instruments (Cost $876)		876

Total Investments in Securities (Cost $2,564,927)		2,536,153

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	14,041,361	136,749

Total Short-Term Instruments (Cost $136,713)		136,749

Total Investments in Affiliates (Cost $136,713)		136,749

Total Investments 148.2% (Cost $2,701,640)		$2,672,902
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $4,709)		191
Other Assets and Liabilities, net (48.2)%		(869,666)

Net Assets 100.0%		$1,803,427

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Blue Cross & Blue Shield of Minnesota	4.850%	09/30/2030	09/16/2025	$4,700	$4,670	0.27%
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,800	1,849	0.10
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,127	0.06
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	905	0.05
Drillco Holdings Luxembourg SA	06/08/2023	32	35	0.00
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,185	5,779	0.32

$15,717	$14,365	0.80%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(19,094) at a weighted average interest rate of 4.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2025	416	$36,605	$759	$164	$0
U.S. Treasury 5-Year Note December Futures	12/2025	15,536	1,696,458	763	607	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,470	165,375	(80)	0	(119)
U.S. Treasury Long-Term Bond December Futures	12/2025	1,025	119,509	2,319	0	(256)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	2,190	262,937	7,056	0	(1,232)

$10,817	$771	$(1,607)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2025	1,686	$(351,360)	$72	$0	$(184)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	5,820	(669,755)	(6,774)	364	0

$(6,702)	$364	$(184)

Total Futures Contracts	$4,115	$1,135	$(1,791)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

ZF Europe Finance BV	5.000%	Quarterly	12/20/2029	3.496%	EUR	1,500	$117	$(16)	$101	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029		$116,700	$0	$1,105	$1,105	$0	$(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		116,850	0	1,020	1,020	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		150,700	0	1,313	1,313	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		166,800	2,636	(3,535)	(899)	0	(87)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		264,151	(1,604)	1,652	48	0	(133)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	(86)	(108)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	4	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	26	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	40	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	32	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	71	52	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(23)	109	86	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	184	164	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	173	153	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		48,700	7,902	482	8,384	137	0
Pay	1-Year BRL-CDI	13.353	Maturity	01/02/2029	BRL	553,200	0	125	125	60	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(2,453)	4,197	1,744	421	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	428	156	278	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	90	90	0	(17)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	125	125	0	(25)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	184	184	0	(38)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(1,114)	(2,515)	0	(122)

							$4,610	$6,625	$11,235	$896	$(663)

Total Swap Agreements							$4,727	$6,609	$11,336	$896	$(665)

(i)

Securities with an aggregate market value of $53,449 and cash of $12,538 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

(5)			This instrument has a forward starting effective date.
(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	AUD	18,338		$11,864	$0	$(271)
	10/2025	EUR	100,058		116,703	0	(771)
	10/2025		$3,487	AUD	5,310	27	0
	10/2025		23,528	CAD	32,732	0	(7)
	11/2025	AUD	5,310		$3,489	0	(26)
	11/2025	CAD	32,680		23,528	7	0
BOA	10/2025		$651	ILS	2,189	10	0
	10/2025		1,905	INR	168,539	0	(9)
	10/2025		823	KRW	1,139,219	0	(10)
	10/2025		723	NZD	1,256	5	0
	10/2025		285	PLN	1,026	0	(3)
	10/2025		4,518	TRY	187,990	4	0
	11/2025	NZD	1,256		$724	0	(5)
	11/2025		$269	ILS	898	3	0
	11/2025	ZAR	244,170		$14,007	0	(82)
BPS	10/2025	BRL	9,411		1,769	1	0
	10/2025	CNH	19,352		2,717	1	0
	10/2025	IDR	59,262,092		3,586	35	(5)
	10/2025	INR	94,013		1,067	9	0
	10/2025	TRY	10,872		255	0	(4)
	10/2025	TWD	178,380		5,940	87	(7)
	10/2025		$1,720	BRL	9,411	48	0
	10/2025		4,645	IDR	76,687,383	0	(43)
	10/2025		4,060	KRW	5,610,794	0	(58)
	10/2025		6,279	PLN	22,837	6	(3)
	10/2025		1,788	TRY	75,235	3	0
	11/2025	IDR	11,363,730		$680	0	(2)
	11/2025	INR	69,427		780	0	(1)
	11/2025	KRW	602,781		430	0	0
	11/2025		$801	ILS	2,691	12	0
	11/2025		3,999	TRY	173,204	8	0
	12/2025	TWD	20,113		$670	7	0
	12/2025		$709	IDR	11,928,410	6	0
	12/2025		160	MXN	2,969	1	0
BRC	10/2025	CHF	3,210		$4,021	0	(11)
	10/2025	GBP	1,251		1,690	7	0
	10/2025	IDR	439,686		27	0	0
	10/2025		$4,217	CHF	3,381	31	0
	10/2025		1,035	GBP	766	0	(4)
	10/2025		8	NOK	84	0	0
	10/2025		400	PLN	1,461	2	0
	10/2025		244	TRY	10,519	6	0
	10/2025		1,561	ZAR	27,536	31	0
	11/2025	AUD	14,377		$9,504	0	(14)
	11/2025	NOK	84		8	0	0
	11/2025		$4,021	CHF	3,197	11	0
	11/2025		1,690	GBP	1,251	0	(7)
	11/2025	ZAR	6,184		$351	0	(6)
	12/2025		$27,483	TRY	1,205,916	61	0
BSH	10/2025		213	NZD	368	0	0
	11/2025	NZD	368		$214	0	0
	12/2025	MXN	6,417		337	0	(11)
CBK	10/2025	AUD	3,175		2,071	0	(30)
	10/2025	BRL	13,331		2,507	2	0
	10/2025	CAD	38		27	0	0
	10/2025	CNH	729		103	0	0
	10/2025	EUR	1,040		1,214	0	(7)
	10/2025	IDR	34,889,467		2,113	23	(4)
	10/2025	INR	114,871		1,293	1	0
	10/2025	NOK	655		65	0	(1)
	10/2025	PEN	583		167	0	(1)
	10/2025	SGD	7,282		5,673	27	0
	10/2025	THB	4,261		132	0	0
	10/2025	TWD	244,790		8,260	217	0
	10/2025		$1,214	AUD	1,826	0	(6)
	10/2025		2,412	BRL	13,331	93	0
	10/2025		1,382	IDR	22,730,939	0	(18)
	10/2025		7,060	INR	620,670	0	(75)
	10/2025		832	NOK	8,297	0	0
	10/2025		1,697	SEK	16,105	13	0
	10/2025		19,817	SGD	25,571	7	0
	10/2025		2,946	TWD	89,662	2	(3)
	10/2025	ZAR	1,534		$89	0	0
	11/2025	NOK	8,295		832	0	0
	11/2025	SGD	25,505		19,817	0	(7)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

	11/2025		$27	CAD	38	0	0
	11/2025		576	ILS	1,931	7	0
	11/2025		1,293	INR	115,096	0	(1)
	11/2025	ZAR	46,495		$2,678	0	(5)
	12/2025	TWD	56,285		1,862	5	0
	12/2025		$733	IDR	12,319,060	6	0
	01/2026	TWD	32,712		$1,084	2	0
CIB	11/2025	ZAR	117,257		6,766	0	0
DUB	10/2025	CNH	41,467		5,832	12	0
	10/2025	IDR	23,159,610		1,413	24	0
	10/2025	INR	186,597		2,100	1	0
	10/2025	KRW	2,309,221		1,666	18	0
	10/2025		$1,650	ILS	5,636	52	0
	10/2025		4,369	INR	386,318	0	(22)
	11/2025	ILS	5,633		$1,650	0	(51)
	11/2025	INR	16,806		189	0	0
	11/2025		$2,100	INR	186,968	0	(1)
	11/2025	ZAR	14,934		$853	0	(9)
GLM	10/2025	BRL	114,803		21,513	0	(58)
	10/2025	CHF	153		192	0	(1)
	10/2025	CNH	2,916		410	1	0
	10/2025	IDR	12,211,998		732	0	(1)
	10/2025	SGD	282		220	1	0
	10/2025		$20,606	BRL	114,803	968	(3)
	10/2025		1,407	IDR	23,256,968	0	(12)
	10/2025		1,526	INR	133,875	0	(19)
	11/2025		150	ILS	501	1	0
	11/2025		142	TRY	6,220	1	0
	11/2025	ZAR	143,591		$8,283	0	(3)
	12/2025	IDR	324,203		19	0	0
	12/2025	MXN	1,682		89	0	(2)
	12/2025		$9,869	BRL	53,415	24	0
	12/2025		707	IDR	11,828,999	2	0
	01/2026		11,644	BRL	63,479	19	0
JPM	10/2025	CAD	32,647		$23,624	165	0
	10/2025	IDR	46,507,220		2,786	0	(5)
	10/2025	KRW	3,996,779		2,883	32	0
	10/2025	SGD	1,351		1,051	4	0
	10/2025		$4,276	IDR	71,053,146	4	(16)
	10/2025		688	ILS	2,310	9	0
	10/2025		263	PLN	968	3	0
	10/2025		341	TWD	10,344	0	(1)
	10/2025		351	ZAR	6,208	8	0
	11/2025	ZAR	13,224		$754	0	(9)
MBC	10/2025	CAD	18		13	0	0
	10/2025	CHF	161		202	0	0
	10/2025	CNH	21,102		2,969	7	0
	10/2025	GBP	1,812		2,443	7	(1)
	10/2025	IDR	2,308,775		140	2	0
	10/2025	KRW	6,181,680		4,433	24	0
	10/2025	SEK	19,549		2,039	0	(37)
	10/2025	SGD	16,350		12,759	84	0
	10/2025	THB	10,062		312	1	0
	10/2025		$910	CHF	717	0	(10)
	10/2025		2,104	CNH	14,985	0	0
	10/2025		3,191	KRW	4,455,098	0	(13)
	10/2025		9	NOK	86	0	0
	10/2025		590	THB	19,101	0	0
	11/2025	CNH	14,949		$2,104	0	0
	11/2025	NOK	86		9	0	0
	11/2025		$2,444	GBP	1,812	1	(7)
	11/2025		166	ILS	551	1	0
MYI	10/2025	CNH	21,304		$2,994	4	0
	10/2025	IDR	9,339,979		567	7	0
	10/2025	JPY	1,331		9	0	0
	10/2025		$0	NOK	3	0	0
	10/2025		2,181	PLN	7,895	0	(9)
	10/2025		1,507	TWD	45,398	0	(15)
	11/2025	NOK	3		$0	0	0
	11/2025		$9	JPY	1,327	0	0
	12/2025	TWD	45,102		$1,507	19	0
SCX	10/2025	CNH	31,697		4,461	12	0
	10/2025	IDR	16,838,156		1,008	0	(2)
	10/2025	INR	135,145		1,520	0	(1)
	10/2025	SGD	286		224	3	0
	10/2025	TWD	144,882		4,889	129	0
	10/2025		$1,390	IDR	22,856,937	0	(19)
	10/2025		4,245	INR	374,727	0	(28)
	11/2025		1,331		118,587	1	0
	11/2025		15	SGD	20	0	0
	12/2025		1,008	IDR	16,880,713	4	0
SOG	10/2025	JPY	2,899		$19	0	0
	10/2025	NZD	1,625		947	5	0
	10/2025		$118,891	EUR	101,098	0	(197)
	10/2025		30	JPY	4,422	0	0
	10/2025		28	NOK	281	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

11/2025	EUR	101,098	$119,130	198	0
11/2025	NOK	281	28	0	0
11/2025	$19	JPY	2,889	0	0
SSB	10/2025	3,945	GBP	2,927	0	(9)
11/2025	722	CHF	574	2	0
UAG	10/2025	CAD	30	$21	0	0
10/2025	ILS	10,702	3,208	0	(23)
10/2025	NOK	8,095	796	0	(16)
10/2025	$165	ILS	566	5	0
10/2025	115	INR	10,117	0	(1)
10/2025	2,314	PLN	8,393	0	(5)
10/2025	590	THB	19,094	0	0
10/2025	89	ZAR	1,534	0	0
10/2025	ZAR	1,535	$89	0	0
11/2025	ILS	566	165	0	(5)
11/2025	ZAR	6,727	382	0	(7)
12/2025	$2,456	MXN	46,257	50	0

Total Forward Foreign Currency Contracts	$2,749	$(2,136)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$2,100	$(18)	$21	$3	$0

Total Swap Agreements	$(18)	$21	$3	$0

(k)

Securities with an aggregate market value of $866 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,244	$6,244
Corporate Bonds & Notes
Banking & Finance	0	357,799	8,551	366,350
Industrials	0	108,646	75,000	183,646
Utilities	0	51,350	0	51,350
Municipal Bonds & Notes
California	0	9,958	0	9,958
Pennsylvania	0	661	0	661
U.S. Government Agencies	0	836,992	0	836,992
U.S. Treasury Obligations	0	185,808	0	185,808
Non-Agency Mortgage-Backed Securities	0	216,480	3,893	220,373
Asset-Backed Securities
Automobile Sequential	0	5,964	0	5,964
CMBS Other	0	27,974	0	27,974
Home Equity Other	0	187,390	0	187,390
Home Equity Sequential	0	519	0	519
Manufacturing House Sequential	0	153	0	153
Whole Loan Collateral	0	14,432	0	14,432
Other ABS	0	278,280	2,700	280,980
Sovereign Issues	0	143,749	0	143,749
Common Stocks
Industrials	0	0	48	48
Preferred Securities
Banking & Finance	0	12,686	0	12,686
Short-Term Instruments
Mutual Funds	0	569	0	569

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2025 (Unaudited)

U.S. Treasury Bills	0	307	0	307

$0	$2,439,717	$96,436	$2,536,153
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$136,749	$0	$0	$136,749

Total Investments	$136,749	$2,439,717	$96,436	$2,672,902

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	164	1,867	0	2,031
Over the counter	0	2,752	0	2,752

$164	$4,619	$0	$4,783
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,456)	0	(2,456)
Over the counter	0	(2,136)	0	(2,136)

$0	$(4,592)	$0	$(4,592)

Total Financial Derivative Instruments	$164	$27	$0	$191

Totals	$136,913	$2,439,744	$96,436	$2,673,093

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,731	$0	$(774)	$1	$1	$285	$0	$0	$6,244	$224
Corporate Bonds & Notes
Banking & Finance	3,739	4,700	0	0	0	112	0	0	8,551	112
Industrials	0	75,000	0	0	0	0	0	0	75,000	0
Non-Agency Mortgage-Backed Securities	2,000	3,919	(279)	0	0	(6)	0	(1,741)	3,893	(26)
Asset-Backed Securities	0	0	0	0	0	0	0	0	0	0
Other ABS	0	2,691	0	0	0	9	0	0	2,700	9
Common Stocks
Industrials	55	0	0	0	0	(7)	0	0	48	(8)

Totals	$12,525	$86,310	$(1,053)	$1	$1	$393	$0	$(1,741)	$96,436	$311

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments	$6,244	Indicative Market Quotation	Broker Quote	95.558	—
Corporate Bonds & Notes
Banking & Finance	3,881	Discounted Cash Flow	Discount Rate	4.910 - 5.920	5.244
4,670	Proxy pricing	Base Price	100.000	—
Industrials	75,000	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	3,893	Proxy pricing	Base Price	97.967	—
Asset-Backed Securities
Other UBS	2,700	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	48	Indicative Market Quotation	Broker Quote	$21.667	21.667

Total	$96,436

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 204.9% ¤
CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 1.3%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,874	$233
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		23	3
1.500% due 10/01/2053		780	98
2.000% due 10/01/2053		499	66
Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2053		100	11
2.500% due 10/01/2047		15	2
3.000% due 10/01/2053		4,918	735
Realkredit Danmark AS
1.500% due 10/01/2053		2,221	285
2.000% due 10/01/2053		367	45
2.500% due 04/01/2047		10	1
3.000% due 10/01/2053		4,365	651
UBS Group AG 7.750% due 03/01/2029 •	EUR	100	131

			2,262

INDUSTRIALS 1.1%
Beignet 6.850% due 06/01/2049 «(a)		$1,800	1,800

Total Corporate Bonds & Notes (Cost $4,079)			4,062

U.S. GOVERNMENT AGENCIES 39.6%
Federal Home Loan Mortgage Corp.
5.500% due 11/01/2054		4,899	4,945
6.000% due 03/01/2054 - 07/01/2054		5,272	5,397
6.195% due 09/01/2036 •		4	5
6.417% due 07/01/2036 •		14	14
Federal Home Loan Mortgage Corp. REMICS
5.506% due 08/25/2055 •		1,666	1,673
5.556% due 08/25/2055 •		3,374	3,392
Federal National Mortgage Association
3.500% due 12/01/2045		6	6
5.421% due 10/01/2044 •		1	1
6.000% due 04/01/2054		4,066	4,161
6.500% due 12/01/2053 - 02/01/2054		4,037	4,177
Federal National Mortgage Association REMICS
4.916% due 02/25/2037 •		7	7
5.386% due 06/25/2055 •		1,649	1,660
Government National Mortgage Association 3.500% due 10/20/2054		1,292	1,179
Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		244	246
5.289% due 11/20/2073 •		1,189	1,195
5.339% due 09/20/2073 - 10/20/2073 •		5,339	5,379
5.369% due 09/20/2073 •		3,586	3,622
5.489% due 11/20/2073 •		1,648	1,673
Government National Mortgage Association, TBA 3.500% due 11/01/2055		12,000	10,940
Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055		15,300	14,840
6.500% due 11/01/2055		1,000	1,034

Total U.S. Government Agencies (Cost $65,309)			65,546

U.S. TREASURY OBLIGATIONS 136.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 02/15/2051		4,219	2,343
0.125% due 02/15/2052		3,017	1,637
0.250% due 02/15/2050		2,576	1,526
0.625% due 02/15/2043		3,962	3,012
0.750% due 02/15/2042		4,560	3,620
0.750% due 02/15/2045		2,565	1,915
0.875% due 02/15/2047		1,131	836
1.000% due 02/15/2046		6,121	4,725

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

1.000% due 02/15/2048		1,685	1,264
1.000% due 02/15/2049		3,505	2,589
1.500% due 02/15/2053		1,956	1,567
1.750% due 01/15/2028		4,556	4,633
2.125% due 02/15/2040		1,734	1,749
2.125% due 02/15/2041		2,611	2,611
2.125% due 02/15/2054		3,368	3,112
2.375% due 02/15/2055 (e)		512	500
2.500% due 01/15/2029		1,383	1,445
3.375% due 04/15/2032		464	520
3.625% due 04/15/2028		2,616	2,784
0.125% due 10/15/2026		6,265	6,231
0.125% due 04/15/2027		3,089	3,047
0.125% due 01/15/2030 (e)		9,705	9,269
0.125% due 07/15/2030		2,142	2,037
0.125% due 01/15/2031		7,110	6,679
0.125% due 07/15/2031 (e)		10,450	9,762
0.125% due 01/15/2032 (e)		8,390	7,728
0.250% due 07/15/2029 (e)		11,998	11,643
0.375% due 01/15/2027		401	398
0.375% due 07/15/2027 (e)		10,617	10,547
0.500% due 01/15/2028 (e)		7,517	7,431
0.625% due 07/15/2032 (e)		7,894	7,474
0.750% due 07/15/2028 (e)(g)		901	897
0.875% due 01/15/2029		4,861	4,826
1.125% due 01/15/2033		868	841
1.375% due 07/15/2033 (e)		14,040	13,829
1.625% due 10/15/2027 (e)		7,088	7,203
1.625% due 10/15/2029 (e)		13,551	13,823
1.625% due 04/15/2030 (e)		9,437	9,585
1.750% due 01/15/2034 (e)		9,143	9,189
1.875% due 07/15/2034 (e)		13,280	13,479
1.875% due 07/15/2035 (e)		6,237	6,290
2.125% due 01/15/2035 (e)		6,858	7,062
2.375% due 10/15/2028 (e)		14,449	15,053

Total U.S. Treasury Obligations (Cost $238,199)			226,711

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Funding Trust 4.522% due 01/20/2047 ~		265	229
Countrywide Alternative Loan Trust 4.445% due 12/20/2046 •		461	406
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	41	47
GSR Mortgage Loan Trust 5.191% due 09/25/2035 ~		$5	5
HarborView Mortgage Loan Trust 5.150% due 06/20/2035 •		162	151
IndyMac INDX Mortgage Loan Trust 5.112% due 05/25/2034 •		429	392
MortgageIT Trust 5.277% due 12/25/2034 •		5	4
OPEN Trust 7.239% due 11/15/2040 •		117	117
RALI Trust 4.632% due 06/25/2046 •		198	42

Total Non-Agency Mortgage-Backed Securities (Cost $1,412)			1,393

ASSET-BACKED SECURITIES 14.1%
CMBS OTHER 0.3%
ACRES LLC 5.755% due 08/18/2040 •		600	602

HOME EQUITY OTHER 1.0%
Citigroup Mortgage Loan Trust, Inc.
4.432% due 01/25/2037 •		120	88
4.562% due 09/25/2036 •		157	154
4.962% due 10/25/2035 •		500	467
Home Equity Asset Trust 5.127% due 08/25/2034 •		20	20
Morgan Stanley ABS Capital I, Inc. Trust 4.932% due 01/25/2035 •		145	142
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.037% due 05/25/2035 •		728	726
Saxon Asset Securities Trust 0.000% due 05/25/2035 •		19	18

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 6.272% due 08/25/2037 •		1	1

			1,616

OTHER ABS 12.8%
AGL CLO 14 Ltd. 5.455% due 12/02/2034 •		1,600	1,601
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	1,700	2,002
Avoca Static CLO I DAC 2.996% due 01/15/2035 •		893	1,048
Bain Capital Credit CLO Ltd. 5.482% due 07/17/2035 •		$1,700	1,706
Carlyle Global Market Strategies Euro CLO Ltd. 2.786% due 11/15/2031 •	EUR	285	335
Man Euro CLO DAC 3.776% due 10/15/2036 •		1,800	2,116
Man GLG Euro CLO V DAC 2.704% due 12/15/2031 •		298	350
Massachusetts Educational Financing Authority 5.552% due 04/25/2038 •		$9	9
OCP Euro CLO DAC 3.264% due 07/20/2036 •	EUR	1,700	2,002
Palmer Square CLO Ltd. 5.265% due 05/21/2034 •		$1,600	1,602
Palmer Square European Loan Funding DAC 3.006% due 05/15/2033 •	EUR	944	1,108
Rockford Tower CLO Ltd. 5.293% due 07/20/2034 •		$1,600	1,600
Romark Credit Funding Ltd. 5.423% due 07/29/2043		1,700	1,705
Shackleton CLO Ltd. 5.525% due 07/20/2034 •		1,700	1,703
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035 •		1,680	1,687
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	500	586

			21,160

Total Asset-Backed Securities (Cost $22,804)			23,378

SOVEREIGN ISSUES 8.7%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (b)	CAD	1,126	844
French Republic Government Bonds OAT
0.100% due 03/01/2026 (b)	EUR	2,811	3,288
0.100% due 07/25/2031 (b)		1,102	1,226
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		248	283
1.800% due 05/15/2036 (b)		104	121
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (b)	JPY	449,432	3,091
0.100% due 03/10/2029 (b)		798,218	5,511
Mexico Udibonos 4.000% due 08/24/2034 (b)	MXN	128	7

Total Sovereign Issues (Cost $15,567)			14,371

		SHARES
SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (c)		856,581	856

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (d) 1.9%			3,100

Total Short-Term Instruments (Cost $3,956)			3,956

Total Investments in Securities (Cost $351,326)			339,417

Total Investments 204.9% (Cost $351,326)			$339,417
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $(994))			24

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

Other Assets and Liabilities, net (104.9)%	(173,782)

Net Assets 100.0%	$165,659

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	4.250%	09/30/2025	10/01/2025	$3,100	U.S. Treasury Notes 4.500% due 05/31/2029	$(3,163)	$3,100	$3,100

Total Repurchase Agreements	$(3,163)	$3,100	$3,100

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.220%	09/23/2025	10/07/2025	$(3,974)	$(3,978)
4.270	09/23/2025	10/20/2025	(26,860)	(26,885)
4.280	10/01/2025	10/06/2025	(88,310)	(88,310)
4.360	09/24/2025	10/01/2025	(89,283)	(89,359)
BPS	4.260	09/18/2025	10/16/2025	(27,084)	(27,125)

Total Sale-Buyback Transactions	$(235,657)

(e)	Securities with an aggregate market value of $234,323 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(137,666) at a weighted average interest rate of 4.368%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(164) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude June Futures	04/2026	1	$65	$(2)	$0	$(1)
Cocoa December Futures	12/2025	1	67	(6)	0	(2)
Cocoa March Futures	03/2026	1	68	(6)	0	(2)
Copper December Futures	12/2025	1	121	(22)	0	(1)
Euro-BTP Future December Futures	12/2025	48	6,754	62	21	0
Gas Oil March Futures	03/2026	1	65	2	0	(1)
Iron Ore January Futures	01/2026	5	50	(1)	0	0
Iron Ore November Futures	11/2025	5	52	0	0	0
Live Cattle December Futures	12/2025	3	282	(2)	2	0
LME Zinc January Futures	01/2026	1	74	3	3	0
New York Harbor March Futures	02/2026	1	94	1	0	(1)
RBOB Gasoline March Futures	02/2026	2	157	0	0	(2)
Soybean January Futures	01/2026	1	51	(1)	0	0
Soybean Meal January Futures	01/2026	11	306	(9)	0	(2)
U.S. Treasury 5-Year Note December Futures	12/2025	52	5,678	(1)	2	0
U.S. Treasury 10-Year Note December Futures	12/2025	123	13,838	44	0	(5)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	116	13,927	255	0	(65)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	32	3,683	(3)	0	(4)
WTI Crude March Futures	02/2026	1	61	(2)	0	(1)

$312	$28	$(87)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Corn December Futures	12/2025	18	$(374)	$2	$5	$0
Corn March Futures	03/2026	8	(173)	(1)	3	0
Cotton No. 2 December Futures	12/2025	1	(33)	1	0	0
Cotton No. 2 March Futures	03/2026	4	(135)	1	0	0
Euro-Bobl December Futures	12/2025	34	(4,703)	(2)	0	(6)
Euro-Bund December Futures	12/2025	10	(1,509)	(9)	0	(4)
Euro-Buxl 30-Year Bond December Futures	12/2025	2	(269)	(6)	1	(3)
Euro-Oat December Futures	12/2025	107	(15,244)	(122)	0	(36)
Gold 100 oz. December Futures	12/2025	2	(775)	(23)	0	(4)
Hard Red Winter Wheat December Futures	12/2025	3	(75)	3	1	0
Hard Red Winter Wheat March Futures	03/2026	2	(52)	5	1	0
Lean Hogs December Futures	12/2025	3	(106)	(5)	2	0
LME Aluminum January Futures	01/2026	1	(67)	0	0	0
LME Lead January Futures	01/2026	2	(100)	1	1	0
LME Nickel January Futures	01/2026	1	(92)	1	1	0
Natural Gas January Futures	12/2025	1	(42)	0	0	0
Natural Gas March Futures	02/2026	1	(36)	(1)	0	0
Soybean March Futures	03/2026	2	(104)	4	1	0
Soybean Meal March Futures	03/2026	2	(57)	3	0	0
Soybean Oil January Futures	01/2026	2	(60)	2	0	0
Sugar No. 11 March Futures	02/2026	10	(186)	4	0	(2)
U.S. Treasury 2-Year Note December Futures	12/2025	261	(54,392)	(64)	0	(29)
U.S. Treasury Long-Term Bond December Futures	12/2025	179	(20,870)	(439)	45	0
Wheat December Futures	12/2025	5	(127)	10	3	0
Wheat December Futures	12/2025	4	(44)	4	1	0
Wheat March Futures	03/2026	5	(132)	6	3	0
White Sugar March Futures	02/2026	1	(23)	0	0	0

$(625)	$68	$(84)

Total Futures Contracts	$(313)	$96	$(171)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,100	$(73)	$(8)	$(81)	$19	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	19	16	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	160,000	(2)	18	16	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	607,000	55	131	186	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$18,280	122	(105)	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	1,400	(7)	1	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	4,800	(22)	0	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	14,780	(186)	(330)	(516)	8	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	5,400	(1)	7	6	0	(3)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	10,400	(81)	83	2	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	17,303	(17)	(263)	(280)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034	550	24	(8)	16	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053	1,897	(48)	(2)	(50)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	3,050	189	835	1,024	8	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	1,228	1,362	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	106	159	6	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	5,600	0	160	160	13	0
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035		1,900	(48)	36	(12)	0	(6)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		16,200	(43)	66	23	54	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	552	614	0	(5)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	673	674	0	(5)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	1,046	1,164	0	(9)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,710	(41)	(9)	(50)	0	(21)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	4	4	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	19	20	0	(2)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	3	3	0	(1)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,800	0	13	13	0	(4)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,570	(19)	(526)	(545)	10	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		450	0	0	0	0	(2)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(70)	(76)	0	(8)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,100	(1)	(40)	(41)	0	(12)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,100	(2)	(10)	(12)	0	(4)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	14	14	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	31	21	3	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	2	2	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	35	35	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		700	5	108	113	5	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	128	130	5	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	32	32	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	66	70	3	0
Pay	CPURNSA	2.208	Maturity	10/07/2025		$15,408	0	(83)	(83)	0	0
Receive	CPURNSA	2.214	Maturity	10/10/2025		12,000	0	66	66	0	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		2,600	0	(11)	(11)	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025		5,100	0	(30)	(30)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		1,600	0	(2)	(2)	0	0
Pay	CPURNSA	2.418	Maturity	03/05/2026		4,500	(542)	(3)	(545)	1	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		6,500	4	13	17	1	0
Pay	CPURNSA	2.767	Maturity	05/13/2026		2,900	(295)	4	(291)	1	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	78	78	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	85	85	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	61	61	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(256)	(256)	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(288)	(288)	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(164)	(164)	0	0
Pay	CPURNSA	1.997	Maturity	07/25/2029		1,300	0	(205)	(205)	0	0
Pay	CPURNSA	1.882	Maturity	11/20/2029		500	1	(87)	(86)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	199	200	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(52)	(52)	1	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	1,200	0	(1)	(1)	0	(2)
Pay	UKRPI	3.500	Maturity	08/15/2034		1,500	8	21	29	6	0
Pay	UKRPI	3.466	Maturity	09/15/2034		600	0	8	8	2	0

Total Swap Agreements							$(663)	$3,398	$2,735	$184	$(95)

(g)

Securities with an aggregate market value of $533 and cash of $2,257 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $7 and liability of $(15) for closed futures is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		10/2025		AUD	3,623		$2,344		$0		$(53)
		10/2025		EUR	11,836		13,805		0		(91)
		10/2025			$707		AUD	1,077	5		0
		10/2025			3,439		CAD	4,784	0		(1)
		11/2025		AUD	1,077		$708		0		(5)
		11/2025		CAD	4,777		3,439		1		0
		11/2025		NZD	74		43		0		0
BOA		10/2025		JPY	44,612		304		2		0
		10/2025			$120		ILS	405	2		0
		10/2025			503		INR	44,479	0		(3)
		10/2025			1,902		JPY	284,924	24		0
		10/2025			150		KRW	208,394	0		(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

	10/2025		145	NZD	252	1	0
	10/2025		53	PLN	191	0	(1)
	11/2025	JPY	283,937		$1,902	0	(24)
	11/2025	NZD	252		145	0	(1)
	11/2025		$50	ILS	166	1	0
BPS	10/2025	BRL	1,751		$329	0	0
	10/2025	CNH	3,909		549	0	0
	10/2025	IDR	11,916,116		720	7	(1)
	10/2025	INR	18,530		210	2	0
	10/2025	TWD	39,511		1,314	17	(1)
	10/2025		$320	BRL	1,751	9	0
	10/2025		984	IDR	16,251,383	0	(9)
	10/2025		2,222	JPY	330,097	11	0
	10/2025		748	KRW	1,034,007	0	(11)
	10/2025		1,112	PLN	4,046	1	(1)
	11/2025	IDR	2,005,364		$120	0	0
	11/2025	INR	12,461		140	0	0
	11/2025	JPY	328,951		2,222	0	(10)
	11/2025	KRW	112,145		80	0	0
	11/2025		$150	ILS	505	2	0
	12/2025	TWD	3,657		$122	1	0
	12/2025		$177	IDR	2,975,974	2	0
BRC	10/2025	CHF	712		$892	0	(2)
	10/2025	GBP	380		513	2	0
	10/2025		$972	CHF	779	7	0
	10/2025		13,824	EUR	11,792	21	0
	10/2025		66	PLN	243	0	0
	10/2025		404	ZAR	7,135	8	0
	11/2025	AUD	2,916		$1,928	0	(3)
	11/2025	EUR	11,792		13,852	0	(21)
	11/2025		$892	CHF	709	2	0
	11/2025		514	GBP	380	0	(2)
	11/2025	ZAR	1,128		$64	0	(1)
	12/2025		$101	MXN	1,877	0	0
CBK	10/2025	AUD	186		$121	0	(2)
	10/2025	BRL	2,143		403	0	0
	10/2025	CAD	7		5	0	0
	10/2025	CNH	148		21	0	0
	10/2025	DKK	7,243		1,131	0	(8)
	10/2025	IDR	7,233,079		437	4	(1)
	10/2025	INR	24,479		276	0	0
	10/2025	SGD	1,365		1,063	5	0
	10/2025	THB	1,334		41	0	0
	10/2025	TWD	50,214		1,694	45	0
	10/2025		$388	BRL	2,143	15	0
	10/2025		97	EUR	83	1	0
	10/2025		185	GBP	137	0	(1)
	10/2025		293	IDR	4,817,076	0	(4)
	10/2025		1,464	INR	128,681	0	(16)
	10/2025		261	SEK	2,475	2	0
	10/2025		3,926	SGD	5,066	1	0
	10/2025		585	TWD	17,794	1	(1)
	10/2025	ZAR	552		$32	0	0
	11/2025	SGD	5,053		3,926	0	(2)
	11/2025		$111	ILS	372	1	0
	11/2025		276	INR	24,526	0	0
	12/2025	TWD	11,606		$384	1	0
	12/2025		$183	IDR	3,073,425	1	0
	01/2026	TWD	6,058		$201	1	0
DUB	10/2025	CNH	8,377		1,178	2	0
	10/2025	IDR	4,270,566		261	4	0
	10/2025	INR	39,761		448	0	0
	10/2025	KRW	532,456		384	4	0
	10/2025	NZD	326		191	2	0
	10/2025		$335	ILS	1,145	11	0
	10/2025		906	INR	80,147	0	(5)
	11/2025	ILS	1,145		$335	0	(10)
	11/2025	INR	3,538		40	0	0
	11/2025		$448	INR	39,840	0	0
	11/2025	ZAR	1,283		$73	0	(1)
GLM	10/2025	BRL	21,046		3,941	0	(13)
	10/2025	CHF	31		38	0	0
	10/2025	CNH	589		83	0	0
	10/2025	IDR	3,021,338		181	0	0
	10/2025	SGD	51		40	0	0
	10/2025		$3,775	BRL	21,046	180	(1)
	10/2025		294	IDR	4,859,845	0	(2)
	10/2025		316	INR	27,756	0	(4)
	11/2025		30	ILS	100	0	0
	12/2025		3,941	BRL	21,345	12	0
	12/2025		176	IDR	2,951,180	1	0
IND	10/2025	AUD	184		$120	0	(2)
	10/2025		$1,233	DKK	7,883	7	0
	11/2025	DKK	7,865		$1,233	0	(7)
JPM	10/2025	CAD	4,772		3,453	24	0
	10/2025	IDR	8,761,315		525	0	(1)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

10/2025	KRW	921,573	665	7	0
10/2025	SGD	254	198	1	0
10/2025	$859	DKK	5,467	1	0
10/2025	112	EUR	96	1	0
10/2025	841	IDR	13,963,544	1	(4)
10/2025	130	ILS	435	2	0
10/2025	44	PLN	161	1	0
10/2025	68	TWD	2,069	0	0
10/2025	91	ZAR	1,609	2	0
11/2025	DKK	5,454	$859	0	(1)
11/2025	ZAR	3,580	205	0	(2)
MBC	10/2025	CHF	32	40	0	0
10/2025	CNH	4,263	600	2	0
10/2025	EUR	135	159	0	0
10/2025	GBP	551	742	2	0
10/2025	IDR	437,084	27	0	0
10/2025	JPY	31,718	216	2	0
10/2025	KRW	1,220,633	876	5	0
10/2025	SEK	3,853	402	0	(7)
10/2025	SGD	3,342	2,608	17	0
10/2025	THB	3,149	98	1	0
10/2025	$156	CHF	123	0	(2)
10/2025	425	CNH	3,027	0	0
10/2025	291	GBP	215	0	(2)
10/2025	1,100	JPY	163,600	7	0
10/2025	589	KRW	822,587	0	(2)
10/2025	160	SEK	1,535	3	0
10/2025	110	THB	3,561	0	0
11/2025	CNH	3,020	$425	0	0
11/2025	JPY	279,696	1,891	0	(7)
11/2025	$742	GBP	551	0	(2)
11/2025	30	ILS	100	0	0
MYI	10/2025	CAD	123	$88	0	0
10/2025	CNH	4,304	605	1	0
10/2025	IDR	1,753,993	107	1	0
10/2025	JPY	197,275	1,337	3	0
10/2025	$2,589	JPY	386,460	25	0
10/2025	386	PLN	1,399	0	(2)
10/2025	330	TWD	9,928	0	(3)
11/2025	JPY	385,131	$2,589	0	(25)
12/2025	TWD	9,864	330	4	0
SCX	10/2025	CNH	6,403	901	2	0
10/2025	DKK	6,106	951	0	(10)
10/2025	GBP	191	256	0	(1)
10/2025	IDR	3,752,601	225	0	0
10/2025	INR	28,756	323	0	0
10/2025	JPY	1,010,024	6,869	39	0
10/2025	SGD	51	40	1	0
10/2025	TWD	30,009	1,013	27	0
10/2025	$295	IDR	4,843,779	0	(4)
10/2025	881	INR	77,745	0	(6)
11/2025	JPY	1,347	$9	0	0
11/2025	$256	GBP	191	1	0
11/2025	284	INR	25,270	0	0
12/2025	225	IDR	3,762,085	1	0
SSB	10/2025	1,038	GBP	770	0	(2)
11/2025	$160	CHF	127	0	0
UAG	10/2025	ILS	2,101	$630	0	(5)
10/2025	$34	ILS	115	1	0
10/2025	24	INR	2,098	0	0
10/2025	385	PLN	1,398	0	(1)
10/2025	110	THB	3,560	0	0
10/2025	32	ZAR	552	0	0
10/2025	ZAR	552	$32	0	0
11/2025	ILS	115	34	0	(1)
11/2025	ZAR	1,227	70	0	(1)
12/2025	MXN	1,133	59	0	(2)
12/2025	$533	MXN	10,039	11	0

Total Forward Foreign Currency Contracts	$625	$(416)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(26)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

INTERESTRATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350%	01/07/2027	12,200	$(111)	$(65)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,200	(111)	(66)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	3,000	(27)	(22)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	3,000	(28)	(12)

$(277)	$(165)

Total Written Options	$(331)	$(191)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,262	$0	$2,262
Industrials	0	0	1,800	1,800
U.S. Government Agencies	0	65,546	0	65,546
U.S. Treasury Obligations	0	226,711	0	226,711
Non-Agency Mortgage-Backed Securities	0	1,393	0	1,393
Asset-Backed Securities
CMBS Other	0	602	0	602
Home Equity Other	0	1,616	0	1,616
Other ABS	0	21,160	0	21,160
Sovereign Issues	0	14,371	0	14,371
Short-Term Instruments
Mutual Funds	0	856	0	856
Repurchase Agreements	0	3,100	0	3,100

Total Investments	$0	$337,617	$1,800	$339,417

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	231	0	280
Over the counter	0	625	0	625

$49	$856	$0	$905
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(198)	0	(266)
Over the counter	0	(607)	0	(607)

$(68)	$(805)	$0	$(873)

Total Financial Derivative Instruments	$(19)	$51	$0	$32

Totals	$(19)	$337,668	$1,800	$339,449

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,800	$0	$0	$0	$0	$0	$0	$1,800	$0

Totals	$0	$1,800	$0	$0	$0	$0	$0	$0	$1,800	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,800	Recent Transaction	Purchase Price	100.000	—

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2025 (Unaudited)

Total	$1,800

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Bonnie Brae
7.095% due 06/01/2059 «	$520	$534
7.095% due 06/02/2059 «	1,620	1,663
Gladieux Metals Recycling LLC 14.107% (TSFR3M + 10.000%) due 10/19/2025 «~(f)	171	85

Total Loan Participations and Assignments (Cost $2,253)		2,282

CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	200	151

INDUSTRIALS 0.3%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	700	720

Total Corporate Bonds & Notes (Cost $896)		871

MUNICIPAL BONDS & NOTES 92.3%
ALABAMA 5.5%
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	250	251
5.000% due 06/01/2055	800	819
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	2,000	2,213
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 03/01/2055	600	655
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	300	323
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	1,000	1,096
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	1,990	1,916
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,000	1,085
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	800	844
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,500	1,621
5.250% due 03/01/2055	2,000	2,139

		12,962

ARIZONA 0.8%
Arizona Industrial Development Authority Revenue Bonds, Series 2025 6.750% due 12/01/2055	250	254
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	260
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,267

		1,781

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	1,200	1,151
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	200	193
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	543

		1,887

CALIFORNIA 7.0%
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,081
5.000% due 02/01/2055	700	763

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	600	646
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	193
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	1,000	187
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	1,000	976
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	816
7.000% due 03/01/2053	250	244
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	2,250	205
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,027
California Municipal Finance Authority Revenue Bonds, Series 2025 5.000% due 01/01/2038	500	505
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	257
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	500
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	257
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	200	173
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (d)	500	320
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	9,000	959
3.714% due 06/01/2041	2,000	1,571
4.214% due 06/01/2050	100	74
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	296
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	1,000	890
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	905
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	502
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	300	345
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	2,500	385
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	2,000	406
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	1,800	1,877

		16,360

COLORADO 5.4%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024 5.500% due 12/01/2044	1,000	979
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024 6.500% due 12/15/2054	250	251
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	250	250
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	500	500
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	500	473
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	750	609
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	1,000	935
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024 6.125% due 12/15/2054	750	723
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 4.000% due 12/01/2043	1,000	911
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,950	1,981
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	1,000	1,030
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	500	447
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	480
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	750	714
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	516
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024 5.750% due 12/01/2054	500	498
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 6.000% due 12/01/2050 (d)	1,000	852

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019 5.000% due 12/01/2049	500	461

		12,610

DELAWARE 0.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	970	826
7.120% due 10/01/2038	175	166
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	500	500

		1,492

DISTRICT OF COLUMBIA 0.3%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024 5.000% due 07/15/2054	300	309
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025 5.250% due 07/15/2055	300	317

		626

FLORIDA 11.8%
Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025 6.300% due 07/01/2055	250	257
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.600% due 05/01/2044	710	716
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	405	409
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	300	300
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2055	250	247
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 4.250% due 05/01/2032	390	397
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	250	245
Berry Bay II Community Development District, Florida Special Assessment Notes, Series 2024 4.450% due 05/01/2031	220	223
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021 5.000% due 01/01/2056	250	209
Capital Trust Authority, Florida Revenue Bonds, Series 2025 5.250% due 07/01/2050	1,300	1,263
Charlotte County Industrial Development Authority, Florida Revenue Notes, Series 2025 5.125% due 10/01/2035	685	700
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044	500	484
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024 5.250% due 07/01/2053	1,000	978
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,022
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045	600	596
6.250% due 07/01/2055	200	199
Florida Local Government Finance Commission Revenue Bonds, Series 2025 6.625% due 11/15/2045	335	349
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025 5.000% due 05/01/2036	615	633
GIR East Community Development District, Florida Special Assessment Bonds, Series 2025 5.300% due 05/01/2045	1,000	976
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024 5.700% due 05/01/2044	1,000	1,002
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2055	500	501
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024 5.450% due 05/01/2055	250	242
Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2044	420	415
Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025 5.700% due 06/15/2045	615	630
Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2045	230	229
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2044	425	417
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	585	589
5.550% due 05/01/2054	530	533
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2040	400	410
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2044	875	853
Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025 5.550% due 05/01/2045	250	248
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.250% due 10/01/2055	1,000	1,049

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	700	784
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	965
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	615	616
Newfield Community Development District, Florida Special Assessment Notes, Series 2025 5.000% due 05/01/2035	790	829
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2054	150	143
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024 5.550% due 05/01/2054	250	240
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	150	146
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2028 (c)	475	426
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	510	509
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2055	100	97
Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	795	762
Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025 5.000% due 05/01/2035	625	649
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2045	100	102
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	300	288
School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017 4.000% due 03/15/2042	1,000	980
Seagrove Community Development District, Florida Special Assessment Bonds, Series 2024 4.875% due 06/15/2044	250	238
St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	222
4.000% due 12/15/2030	200	197
4.000% due 12/15/2031	210	205
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	495	506
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024 4.000% due 05/01/2034	250	251
Westview South Community Development District, Florida Special Assessment Bonds, Series 2025 6.000% due 05/01/2045	1,000	1,030

		27,506

GEORGIA 0.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (d)	500	439
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	100	102
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	550	599
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	900	978

		2,118

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	200	219
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	430	404

		623

ILLINOIS 5.2%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2016 7.000% due 12/01/2044	200	200
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025 5.750% due 12/01/2050	1,400	1,377
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2048	1,000	1,039
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2033	500	554
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024 5.000% due 12/01/2049	300	306
Chicago, Illinois General Obligation Bonds, Series 2023 5.500% due 01/01/2039	300	307
Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047	1,975	1,784
5.250% due 05/15/2054	100	74
5.500% due 05/15/2054	400	309
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	440	444

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Illinois Sales Tax State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,093
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,049
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036	1,100	1,217
5.000% due 05/01/2037	1,000	1,088
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	918
Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014 5.375% due 03/01/2034	443	425

		12,184

INDIANA 0.9%
Evansville, Indiana Revenue Bonds, Series 2017 5.450% due 01/01/2038	500	466
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	100	99
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	175	172
6.250% due 07/01/2056	295	281
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	295	282
Mishawaka, Indiana Revenue Bonds, Series 2017 5.375% due 01/01/2038	300	288
Valparaiso, Indiana Revenue Bonds, Series 2021 5.375% due 12/01/2041	250	222
Valparaiso, Indiana Revenue Bonds, Series 2025 6.250% due 10/01/2050	250	251

		2,061

IOWA 1.0%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, (FNMA Insured), Series 2024 4.650% due 07/01/2043	2,000	2,012
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	217

		2,229

KANSAS 0.4%
Colby, Kansas Revenue Notes, Series 2024 5.500% due 07/01/2026	1,000	1,001

LOUISIANA 0.9%
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 4.750% due 07/01/2065	1,500	1,462
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	660	583

		2,045

MAINE 0.4%
Finance Authority of Maine Revenue Bonds, Series 2015 5.000% due 08/01/2035	675	687
Finance Authority of Maine Revenue Bonds, Series 2024 4.625% due 12/01/2047	250	246

		933

MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021 4.000% due 08/01/2051	1,000	875
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	300	329

		1,204

MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 07/01/2048	600	618
Commonwealth of Massachusetts General Obligation Bonds, Series 2025 5.000% due 08/01/2048	700	739
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	600	611
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 4.000% due 07/01/2043	1,750	1,571
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 10/01/2048	1,000	933
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 5.000% due 07/01/2044	350	342

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2025 6.000% due 07/01/2050	1,000	1,068

		5,882

MICHIGAN 1.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	497	392
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.650% (TSFR3M) due 07/01/2032 ~	1,000	992
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	1,500	1,668

		3,052

MINNESOTA 1.0%
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	1,985	2,246

MISSOURI 0.4%
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	996	987

MULTI-STATE 2.2%
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024 4.375% due 04/01/2043	1,000	990
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025 4.869% due 01/25/2043	2,195	2,273
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.140% due 01/25/2040	489	480
4.553% due 08/25/2040	494	503
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(f)	497	506
4.685% due 10/25/2040	495	509

		5,261

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	320	313
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	157

		470

NEW HAMPSHIRE 1.4%
New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024 4.150% due 10/20/2040	400	390
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	2,000	1,509
4.216% due 11/20/2042	999	949
5.625% due 06/01/2039	200	201
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2030	280	282

		3,331

NEW JERSEY 1.2%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	1,010
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	1,000	1,026
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 5.000% due 07/01/2044	750	750

		2,786

NEW MEXICO 0.2%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	473

NEW YORK 4.9%
Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	500	409
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	200	211
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2046	1,000	1,046
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	600	641
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,000

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2025 5.000% due 07/01/2036	660	734
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2055	1,000	1,037
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	1,000	1,031
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	2,000	2,022
New York Transportation Development Corp. Revenue Bonds, Series 2025 6.000% due 06/30/2059	750	795
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024 5.375% due 08/01/2054	1,000	830
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,039
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,000	174
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025 7.500% due 11/01/2055 (f)	500	535

		11,504

OHIO 4.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	11,300	1,060
5.000% due 06/01/2055	4,700	4,017
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	1,155	1,051
5.500% due 02/15/2057	510	509
Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025 6.625% due 01/01/2045	200	206
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	150	161
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	750	687
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	695	768
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045	1,000	997
Ohio Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 01/01/2045	250	246
Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.250% due 01/01/2045	400	405
6.375% due 01/01/2045	250	255
6.500% due 01/01/2045	200	203
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025 6.500% due 01/01/2045	300	307

		10,872

OREGON 0.3%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2038 (c)	750	431
University of Oregon Revenue Bonds, Series 2020 5.000% due 04/01/2050	200	203

		634

PENNSYLVANIA 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	465	475
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	1,045	1,053
Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 05/01/2054	400	387
Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019 4.000% due 07/01/2049	500	445
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	150	143
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	500	520
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015 6.000% due 07/01/2045	1,000	952
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 6.000% due 06/30/2061	1,000	1,050
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	1,000	1,104
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	500	508

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.900% due 06/01/2041	1,000	1,038

		7,675

PUERTO RICO 4.7%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	834	553
0.000% due 11/01/2051	3,379	2,285
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,311	1,275
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	735	707
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(b)	1,150	779
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	1,730	591
0.000% due 07/01/2051 (c)	17,345	4,363
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	500	489

		11,042

RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,000
5.000% due 06/01/2050	1,250	1,227

		2,227

SOUTH CAROLINA 1.1%
County of Lancaster, Special Assessment Revenue Bonds, Series 2025 6.000% due 06/01/2045	500	510
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	200	209
5.500% due 12/01/2054	625	665
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	1,200	1,208

		2,592

TENNESSEE 0.5%
Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 01/01/2056	1,000	1,108

TEXAS 12.0%
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	1,000	981
Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	500	516
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	100	101
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	73	17
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	250	243
Celina, Texas Special Assessment Bonds, Series 2024 5.500% due 09/01/2054	500	500
City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025 5.750% due 09/15/2045	875	894
Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024 5.100% due 09/01/2044	350	343
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2043 (a)	1,000	1,057
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	229
Denton County, Texas Special Assessment Bonds, Series 2025 6.125% due 12/31/2055	1,250	1,279
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	500	516
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	400	405
Frenship Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	1,000	1,041
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018 5.000% due 10/01/2043	1,000	1,022
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2036	2,150	2,337
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	300	321
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	600	615
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2055	2,000	2,080

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2055	2,000	2,078
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2050	200	206
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	200	202
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	486
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	260	203
4.000% due 07/01/2036 ^	915	826
4.250% due 07/01/2036 ^(b)	920	718
4.750% due 07/01/2051 ^	50	39
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	500	470
5.000% due 11/01/2060	1,000	926
5.250% due 08/15/2043	500	543
North Texas Municipal Water District Water System Revenue Bonds, Series 2025 5.000% due 09/01/2044	2,000	2,122
Pilot Point, Texas Special Assessment Bonds, Series 2025 6.125% due 09/15/2045	680	696
Princeton, Texas Special Assessment Bonds, Series 2025 5.375% due 09/01/2045	420	420
Princeton, Texas Special Assessment Notes, Series 2024 4.250% due 09/01/2031	261	263
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	200	207
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 6.875% due 11/15/2055	200	179
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	500	519
5.500% due 11/15/2052	300	323
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.331% (TSFR3M) due 12/15/2026 ~	500	500
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047	600	570
Texas Water Development Board Revenue Bonds, Series 2025 4.750% due 10/15/2055 (a)	1,000	1,008

		28,001

UTAH 2.4%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.000% due 06/01/2040	1,000	1,094
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025 5.000% due 07/15/2035	1,300	1,308
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.500% due 06/15/2039	500	506
6.000% due 06/15/2054	1,000	1,017
Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021 4.000% due 07/01/2051	1,000	889
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	1,000	898

		5,712

VERMONT 0.1%
Vermont Economic Development Authority Revenue Bonds, Series 2022 4.375% due 06/01/2052	250	249

VIRGINIA 0.6%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	380	366
Virginia Small Business Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2039	1,000	1,046

		1,412

WASHINGTON 1.1%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	919
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035 (a)	700	786
Washington State Housing Finance Commission Revenue Bonds, Series 2024 6.000% due 07/01/2059	500	502
Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.078% due 11/20/2041	200	184
7.000% due 07/01/2064	100	103

		2,494

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	1,000	94

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	900	939

		1,033

WISCONSIN 2.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	1,000	770
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	1,915	155
4.500% due 06/01/2056	225	164
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.000% due 12/15/2044	290	272
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.250% due 06/15/2045	550	558
5.750% due 12/31/2065	1,800	1,852
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (c)	371	280
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.500% due 07/01/2043	100	85
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 5.875% due 07/01/2055	300	297
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2025 5.625% due 07/01/2035	575	601

		5,034

Total Municipal Bonds & Notes (Cost $211,671)		215,699

U.S. GOVERNMENT AGENCIES 2.9%
Federal Home Loan Mortgage Corp.
3.720% due 01/01/2041	984	916
3.800% due 01/01/2040	985	928
3.850% due 07/01/2039 - 01/01/2040	1,488	1,407
4.250% due 08/01/2038	990	985
4.370% due 03/01/2040	491	491
4.900% due 02/01/2040	494	518
5.210% due 08/01/2040	296	320
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	197	172
3.260% due 01/25/2039 ~	700	469
3.541% due 01/25/2043 ~	300	202
5.469% due 01/25/2042 ~	300	247
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.955% due 07/15/2040 •	244	250

Total U.S. Government Agencies (Cost $6,793)		6,905

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200%(e)	208,396	208

Total Short-Term Instruments (Cost $208)		208

Total Investments in Securities (Cost $221,821)		225,965

INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	721,850	7,030

Total Short-Term Instruments (Cost $7,027)		7,030

Total Investments in Affiliates (Cost $7,027)		7,030

Total Investments 99.7% (Cost $228,848)		$232,995
Other Assets and Liabilities, net 0.3%		713

Net Assets 100.0%		$233,708

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)		When-issued security.
(b)		Security is not accruing income as of the date of this report.
(c)		Zero coupon security.
(d)		Security becomes interest bearing at a future date.
(e)		Coupon represents a 7-Day Yield.
(f)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615%	08/25/2041	03/19/2024	$501	$506	0.22%
Gladieux Metals Recycling LLC	14.107	10/19/2025	08/20/2025 - 09/30/2025	113	85	0.04
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	500	535	0.23

				$1,114	$1,126	0.48%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$2,282	$2,282
Corporate Bonds & Notes
Banking & Finance		0	0	151	151
Industrials		0	720	0	720
Municipal Bonds & Notes
Alabama		0	12,962	0	12,962
Arizona		0	1,781	0	1,781
Arkansas		0	1,887	0	1,887
California		0	16,360	0	16,360
Colorado		0	12,610	0	12,610
Delaware		0	1,492	0	1,492
District of Columbia		0	626	0	626
Florida		0	27,506	0	27,506
Georgia		0	2,118	0	2,118
Idaho		0	623	0	623
Illinois		0	12,184	0	12,184
Indiana		0	2,061	0	2,061
Iowa		0	2,229	0	2,229
Kansas		0	1,001	0	1,001
Louisiana		0	2,045	0	2,045
Maine		0	933	0	933
Maryland		0	1,204	0	1,204
Massachusetts		0	5,882	0	5,882
Michigan		0	3,052	0	3,052
Minnesota		0	2,246	0	2,246
Missouri		0	987	0	987
Multi-State		0	5,261	0	5,261
Nevada		0	470	0	470
New Hampshire		0	3,331	0	3,331
New Jersey		0	2,786	0	2,786
New Mexico		0	473	0	473
New York		0	11,504	0	11,504
Ohio		0	10,872	0	10,872
Oregon		0	634	0	634
Pennsylvania		0	7,675	0	7,675
Puerto Rico		0	11,042	0	11,042

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2025 (Unaudited)

Rhode Island	0	2,227	0	2,227
South Carolina	0	2,592	0	2,592
Tennessee	0	1,108	0	1,108
Texas	0	28,001	0	28,001
Utah	0	5,712	0	5,712
Vermont	0	249	0	249
Virginia	0	1,412	0	1,412
Washington	0	2,494	0	2,494
West Virginia	0	1,033	0	1,033
Wisconsin	0	5,034	0	5,034
U.S. Government Agencies	0	6,905	0	6,905
Short-Term Instruments
Mutual Funds	0	208	0	208

$0	$223,532	$2,433	$225,965
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,030	$0	$0	$7,030

Total Investments	$7,030	$223,532	$2,433	$232,995

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,253	$0	$0	$0	$29	$0	$0	$2,282	$29
Corporate Bonds & Notes
Banking & Finance	200	0	0	0	0	(49)	0	0	151	(49)
U.S. Government Agencies	241	0	0	1	0	5	0	(247)	0	0

Totals	$441	$2,253	$0	$1	$0	$(15)	$0	$(247)	$2,433	$(20)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$2,197	Discounted Cash Flow	Discount Rate	6.510 - 8.090	6.894
85	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	151	Discounted Cash Flow	Discount Rate	22.288	—

Total	$2,433

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair

Notes to Financial Statements (Cont.)

value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios' transactions in and earnings from these affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$2,733	$556,994	$(479,500)	$27	$5	$80,259	$488	$0
PIMCO Fixed Income SHares: Series LD	1,480	45,090	(46,565)	2	0	7	91	0
PIMCO Fixed Income SHares: Series M	3,366	566,541	(433,200)	7	35	136,749	1,425	0
PIMCO Fixed Income SHares: Series TE	9,818	130,508	(133,300)	6	(2)	7,030	410	0

Investments in PIMCO Short-Asset Portfolio

Notes to Financial Statements (Cont.)

Portfolio Name	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series LD	$0	$2,217	$0	$0	$2	$2,219	$17	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate
Brent	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	TSFR3M	Term SOFR 3-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	HUD	U.S. Department of Housing and Urban Development
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	WTI	West Texas Intermediate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"